UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21457

Name of Fund:  BlackRock Allocation Target Shares

Series A Portfolio

Series C Portfolio

Series E Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 61.1%
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 07/25/47 (a)(b)	$218	$218,507
Series 2016-B, Class A, 4.00%, 09/25/65 (a)(b)	135	134,895
Series 2017-D, Class A, 3.75%, 12/25/57 (b)(c)	2,359	2,349,825
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(c)(d)	1,735	1,071,477
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(c)	2,468	2,469,550
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(c)(d)	611	365,488
Allegro CLO II Ltd.:
Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.310%), 3.67%, 01/21/27 (b)(e)	1,000	998,663
Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.850%), 6.21%, 01/21/27 (b)(e)	250	250,254
Allegro CLO Ltd., Series 2016-1X, Class D, (3 mo. LIBOR US + 3.850%), 6.20%, 01/15/29 (b)(e)	500	503,053
Allegro CLO VI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.130%), 2.86%, 01/17/31 (b)(e)	1,000	1,000,771
Allegro CLO VII Ltd., Series 2018-2A, Class E, (3 mo. LIBOR US + 5.900%), 0.00%, 07/15/31 (b)(e)	1,000	980,000
ALM VI Ltd., Series 2012-6A, Class DR3, (3 mo. LIBOR US + 5.050%), 7.40%, 07/15/26 (b)(e)	600	599,400
ALM VII Ltd., Series 2012-7A, Class A1R, (3 mo. LIBOR US + 1.480%), 3.83%, 10/15/28 (b)(e)	1,000	1,007,395
ALM XIV Ltd.:
Series 2014-14A, Class PS, 0.00%, 07/28/26 (b)(f)	1,000	731,317
Series 2014-14B, Class PS, 0.00%, 07/28/26 (f)	1,000	731,317
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 0.00%, 07/15/27 (b)(e)	1,000	1,000,000
Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.700%), 0.00%, 07/15/27 (b)(e)	1,000	1,000,000
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (3 mo. LIBOR US + 5.810%), 8.16%, 04/17/29 (b)(e)	500	499,444
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, (3 mo. LIBOR US + 1.010%), 3.37%, 04/30/31 (b)(e)	500	498,871
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 3.61%, 07/25/29 (b)(e)	500	500,166

Security	Par (000)	Value
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (3 mo. LIBOR US + 0.990%), 3.33%, 04/13/31 (b)(e)	$2,000	$1,996,718
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.41%, 01/28/31 (b)(e)	1,000	997,188
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 3.86%, 01/28/31 (b)(e)	1,000	996,159
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.21%, 01/28/31 (b)(e)	500	496,230
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.41%, 01/28/31 (b)(e)	1,500	1,499,256
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.21%, 01/28/31 (b)(e)	1,500	1,493,794
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.600%), 4.96%, 01/28/31 (b)(e)	750	746,698
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 3.80%, 01/15/30 (b)(e)	1,700	1,702,096
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.20%, 01/15/30 (b)(e)	3,000	2,983,549
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.400%), 7.75%, 01/15/30 (b)(e)	1,000	1,003,461
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 3.65%, 10/15/27 (b)(e)	1,500	1,487,049
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.05%, 10/15/27 (b)(e)	625	625,220
Series 2015-7A, Class DR, (3 mo. LIBOR US + 2.700%), 5.05%, 10/15/27 (b)(e)	1,000	995,785
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class D, (3 mo. LIBOR US + 4.200%), 6.56%, 07/28/28 (b)(e)	250	250,197
Series 2016-8A, Class E, (3 mo. LIBOR US + 6.500%), 8.86%, 07/28/28 (b)(e)	777	780,254
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 9.60%, 01/15/29 (b)(e)	600	609,357
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.49%, 10/13/30 (b)(e)	500	500,338
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.800%), 9.14%, 10/13/30 (b)(e)	1,000	1,017,163
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.12%, 04/15/31 (b)(e)	1,900	1,899,111
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.37%, 04/20/31 (b)(e)	1,000	1,001,746
Apidos CLO XVIII, Series 2014-18A, Class CR, (3 mo. LIBOR US + 3.250%), 5.61%, 07/22/26 (b)(e)	250	250,106

Portfolio Abbreviations

ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
AGM	Assured Guaranty Municipal Corp.	OTC	Over-the-counter
AMT	Alternative Minimum Tax (subject to)	RB	Revenue Bonds
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
DAC	Designated Activity Company	S&P	Standard & Poor’s
EDA	Economic Development Authority	TBA	To-be-announced
GO	General Obligation Bonds	USD	US Dollar
IDA	Industrial Development Authority

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Apidos CLO XXI:
Series 2015-21A, Class DR, (3 mo. LIBOR US + 5.200%), 0.00%, 07/18/27 (b)(e)	$500	$500,000
Series 2015-21X, Class D, (3 mo. LIBOR US + 5.550%), 7.91%, 07/18/27 (e)	500	501,166
Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 8.36%, 10/20/27 (b)(e)	500	504,531
Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 8.30%, 01/15/27 (b)(e)	500	500,183
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.250%), 7.64%, 07/25/30 (b)(e)	500	500,000
Apidos CLO XXV, Series 2016-25A, Class A2A, (3 mo. LIBOR US + 1.800%), 4.16%, 10/20/28 (b)(e)	1,000	1,000,623
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.77%, 09/15/26 (b)(e)	190	190,807
Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.300%), 3.37%, 04/15/27 (b)(e)	1,920	1,926,532
Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.500%), 4.57%, 04/15/27 (b)(e)	438	442,927
ARES XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.600%), 8.95%, 10/15/27 (b)(e)	1,000	1,010,245
ARES XLIII CLO Ltd., Series 2017-43A, Class E, (3 mo. LIBOR US + 6.470%), 8.82%, 10/15/29 (b)(e)	750	762,440
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class CR, (3 mo. LIBOR US + 4.200%), 6.52%, 12/05/25 (b)(e)	250	253,076
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 8.55%, 12/05/25 (b)(e)	500	507,392
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.200%), 7.56%, 07/29/26 (b)(e)	500	500,222
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 9.61%, 07/18/28 (b)(e)	250	255,709
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.52%, 10/15/30 (b)(e)	600	601,807
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 2.33%, 05/25/35 (c)(e)	74	55,165
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1RR, (3 mo. LIBOR US + 0.680%), 3.02%, 02/17/26 (b)(e)	690	689,753
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.56%, 05/28/30 (b)(e)	1,325	1,326,710
Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 6.36%, 10/23/24 (b)(e)	325	327,115
Atrium X, Series 10A, Class E, (3 mo. LIBOR US + 4.500%), 6.85%, 07/16/25 (b)(e)	650	650,388
Atrium XII, Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.19%, 04/22/27 (b)(e)	1,000	997,169
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.55%, 10/20/30 (b)(e)	1,000	1,003,085
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 8.91%, 04/23/27 (b)(e)	250	250,339
Series 2016-2A, Class C, (3 mo. LIBOR US + 2.600%), 4.96%, 07/20/28 (b)(e)	1,000	1,003,032

Security	Par (000)	Value
Series 2016-2A, Class E, (3 mo. LIBOR US + 6.900%), 9.26%, 07/20/28 (b)(e)	$500	$505,891
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 0.00%, 07/19/31 (b)(e)	1,000	1,000,000
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.02%, 07/20/29 (b)(e)	1,000	999,980
Battalion CLO VII Ltd., Series 2014-7A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.54%, 10/17/26 (b)(e)	1,750	1,749,985
Battalion CLO X Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 7.000%), 9.36%, 01/24/29 (b)(e)	500	506,893
Battalion CLO XI Ltd., Series 2017-11A, Class E, (3 mo. LIBOR US + 5.980%), 8.34%, 10/24/29 (b)(e)	1,000	1,005,598
Bayview Financial Revolving Asset Trust:
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.10%, 02/28/40 (b)(e)	2,016	1,994,550
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.10%, 12/28/40 (b)(e)	3,242	3,069,362
Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 3.03%, 12/28/40 (b)(e)	4,370	4,142,880
Bear Stearns Asset-Backed Securities I Trust:
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.41%, 03/25/37 (e)	855	633,282
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.23%, 03/25/37 (e)	150	148,319
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.44%, 04/25/37 (e)	322	253,757
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.29%, 01/25/36 (e)	163	160,878
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 3.85%, 01/20/29 (b)(e)	500	502,765
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.21%, 04/20/31 (b)(e)	1,000	1,000,000
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.46%, 01/20/31 (b)(e)	900	900,444
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. LIBOR US + 6.410%), 8.76%, 10/15/30 (b)(e)	1,000	1,012,358
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.54%, 10/22/30 (b)(e)	2,200	2,203,259
Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.79%, 04/13/27 (b)(e)	250	250,425
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.34%, 04/20/31 (b)(e)	1,000	997,742
BlueMountain CLO XXII Ltd., Series 2018-22A, Class E, (3 mo. LIBOR US + 5.050%), 0.00%, 07/15/31 (b)(e)	500	488,100
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.12%, 03/15/28 (b)(e)	2,590	2,581,250
Canyon CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.750%), 7.80%, 07/15/31 (b)(e)	1,000	999,975

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class CR, (3 mo. LIBOR US + 4.100%), 6.45%, 10/14/28 (b)(e)	$500	$502,235
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.81%, 01/20/29 (b)(e)	935	938,094
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.31%, 04/17/31 (b)(e)	1,515	1,509,230
Series 2014-3RA, Class A1A, (3 mo. LIBOR US + 1.050%), 3.14%, 07/27/31 (b)(e)	3,500	3,500,000
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.49%, 10/16/25 (b)(e)	1,000	999,823
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 3.86%, 04/20/27 (b)(e)	1,000	1,000,790
Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 8.46%, 10/20/27 (b)(e)	500	504,693
Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.86%, 10/20/27 (b)(e)	137	135,860
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 9.96%, 04/20/27 (b)(e)	1,250	1,249,898
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.21%, 10/25/36 (e)	305	231,375
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (e)	162	123,284
Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 2.34%, 10/25/36 (e)	2,493	1,915,170
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/36 (e)	630	481,957
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (e)	95	88,480
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 3.61%, 07/20/30 (b)(e)	1,500	1,503,636
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 3.58%, 10/17/29 (b)(e)	2,500	2,504,313
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 3.07%, 10/17/29 (b)(e)	500	500,094
Series 2017-3A, Class E1, (3 mo. LIBOR US + 6.500%), 8.85%, 10/17/29 (b)(e)	1,000	1,013,461
Series 2018-6A, Class A, (3 mo. LIBOR US + 0.940%), 0.00%, 07/15/31 (b)(e)	1,000	997,500
Series 2018-6A, Class B1, (3 mo. LIBOR US + 1.500%), 0.00%, 07/15/31 (b)(e)	1,000	997,000
C-BASS Trust:
Series 2007-CB1, Class AF2, 3.67%, 01/25/37 (a)	312	148,518
Series 2007-CB5, Class A2, (1 mo. LIBOR US + 0.170%), 2.26%, 04/25/37 (e)	61	45,926
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.22%, 04/20/31 (b)(e)	2,000	1,998,978
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 3.60%, 10/17/30 (b)(e)	1,000	1,003,538
Cent CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.38%, 04/30/31 (b)(e)	2,000	1,996,000
CIFC Funding Ltd.:
Series 2014-3A, Class C1R, (3 mo. LIBOR US + 1.900%), 4.26%, 07/22/26 (b)(e)	250	250,137

Security	Par (000)	Value
Series 2014-4A, Class A1R, (3 mo. LIBOR US + 1.380%), 3.73%, 10/17/26 (b)(e)	$500	$500,545
Series 2014-5A, Class CR, (3 mo. LIBOR US + 2.700%), 5.05%, 01/17/27 (b)(e)	750	749,925
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 9.11%, 10/21/28 (b)(e)	500	506,701
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.16%, 04/18/31 (b)(e)	710	707,356
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, (1 mo. LIBOR US + 0.250%), 2.34%, 08/25/36 (e)	30	29,107
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.41%, 11/25/36 (e)	290	246,205
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.36%, 05/25/37 (e)	18	13,525
Clear Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 6.300%), 8.66%, 10/20/30 (b)(e)	1,000	1,009,932
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28 (d)	62	50,549
Series 1998-4, Class M1, 6.83%, 04/01/30 (d)	1,215	1,085,306
Series 1998-8, Class M1, 6.98%, 09/01/30 (d)	1,140	983,983
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (d)	2,439	1,252,039
Series 2000-4, Class A6, 8.31%, 05/01/32 (d)	2,432	1,226,327
Countrywide Asset-Backed Certificates:
Series 2005-16, Class 1AF, 5.00%, 05/25/36 (d)	2,188	2,144,130
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.25%, 09/25/46 (e)	15	15,170
Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 2.47%, 05/25/37 (e)	156	142,335
Countrywide Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.34%, 03/15/34 (e)	54	49,565
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.45%, 12/25/36 (a)	24	20,629
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (a)(b)	2,900	2,929,254
Series 2006-SL1, Class A3, (1 mo. LIBOR US + 0.220%), 2.31%, 09/25/36 (b)(e)	6,613	1,060,536
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.40%, 05/25/46 (b)(e)	87	77,086
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A3, 4.43%, 07/25/27	443	624,765
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.37%, 12/15/33 (b)(e)	48	44,985
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.26%, 05/15/35 (b)(c)(e)	18	16,887
CWHEQ Revolving Home Equity Loan Trust:
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.25%, 05/15/36 (e)	4,181	4,033,001

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2006-G, Class 2A, (1 mo. LIBOR US + 0.150%), 2.22%, 10/15/36 (e)	$466	$437,282
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.54%, 10/20/30 (b)(e)	1,000	1,003,079
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.200%), 8.55%, 10/15/30 (b)(e)	1,000	1,014,762
Dorchester Park CLO Ltd.:
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 3.53%, 04/20/28 (b)(e)	1,500	1,500,000
Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.750%), 3.83%, 04/20/28 (b)(e)	500	500,000
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.47%, 01/15/31 (b)(e)	2,000	2,000,963
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3 mo. LIBOR US + 0.970%), 3.19%, 04/18/31 (b)(e)	1,500	1,495,908
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.200%), 8.55%, 04/15/28 (b)(e)	250	253,633
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.25%, 10/15/27 (b)(e)	250	249,224
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.54%, 08/15/30 (b)(e)	1,247	1,248,741
Elevation CLO, Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.160%), 3.09%, 10/25/30 (b)(e)	1,100	1,101,001
Elevation CLO Ltd., Series 2016-5A, Class E, (3 mo. LIBOR US + 6.950%), 9.30%, 07/15/28 (b)(e)	500	501,255
First Franklin Mortgage Loan Trust:
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.23%, 12/25/36 (e)	705	433,614
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.24%, 12/25/36 (e)	3,365	2,991,045
Series 2006-FF5, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 04/25/36 (e)	57	54,226
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.23%, 02/25/37 (e)	2,989	2,416,090
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.250%), 7.61%, 04/20/31 (b)(e)	500	485,576
Galaxy XXIX CLO Ltd., Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.01%, 11/15/26 (b)(e)	1,000	999,894
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.34%, 12/25/35 (e)	27	27,318
GE-WMC Mortgage Securities Trust, Series 2006-1, Class A2B, (1 mo. LIBOR US + 0.150%), 2.24%, 08/25/36 (e)	105	67,527
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.400%), 8.75%, 10/15/30 (b)(e)	1,000	1,017,198
GMACM Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.315%), 2.41%, 11/25/36 (e)	376	391,390

Security	Par (000)	Value
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.070%), 3.43%, 01/18/31 (b)(e)	$1,350	$1,350,690
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 4.70%, 01/17/27 (b)(e)	500	499,963
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37 (d)	30	11,965
GSAMP Trust:
Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 2.21%, 09/25/36 (e)	161	78,763
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.29%, 01/25/47 (e)	15	10,175
Highbridge Loan Management Ltd.:
Series 12A-18, Class D, (3 mo. LIBOR US + 5.150%), 7.52%, 07/18/31 (b)(e)	1,120	1,120,000
Series 5X-2015, Class E, (3 mo. LIBOR US + 5.350%), 7.71%, 01/29/26 (e)	900	901,157
Series 7A-2015, Class ER, (3 mo. LIBOR US + 5.000%), 7.34%, 03/15/27 (b)(e)	500	500,041
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.12%, 07/25/34 (e)	35	35,146
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.29%, 07/25/37 (e)	307	201,929
HPS Loan Management Ltd., Series 10A-16, Class C, (3 mo. LIBOR US + 3.650%), 6.01%, 01/20/28 (b)(e)	500	502,770
Invitation Homes Trust:
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.59%, 03/17/37 (b)(e)	2,000	2,006,254
Series 2018-SFR2, Class E, (1 mo. LIBOR US + 2.000%), 4.07%, 06/17/37 (b)(e)	2,000	2,006,029
Series 2018-SFR2, Class F, (1 mo. LIBOR US + 2.250%), 4.32%, 06/17/37 (b)(e)	2,000	2,011,983
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.00%, 07/17/37 (b)(c)(e)	3,000	3,000,000
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 07/25/36 (a)	1,640	823,637
KKR CLO Ltd.:
Series 12, Class A1R, (3 mo. LIBOR US + 1.050%), 3.40%, 07/15/27 (b)(e)	2,500	2,500,026
Series 12, Class ER, (3 mo. LIBOR US + 5.600%), 7.95%, 07/15/27 (b)(e)	1,000	1,002,808
Series 22A, Class E, (3 mo. LIBOR US + 6.000%), 8.37%, 07/20/31 (b)(c)(e)	500	500,000
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.00%, 01/20/31 (b)(e)	2,000	2,001,212
LCM XXI LP:
Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.24%, 04/20/28 (b)(e)	500	499,542
Series 21A, Class ER, (3 mo. LIBOR US + 5.750%), 8.11%, 04/20/28 (b)(e)	500	505,555
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 06/15/33	1,255	1,015,289
Lendmark Funding Trust:
Series 2017-1A, Class A, 2.83%, 12/22/25 (b)	2,500	2,474,960
Series 2017-1A, Class B, 3.77%, 12/22/25 (b)	1,570	1,568,310

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2017-2A, Class A, 2.80%, 05/20/26 (b)	$4,980	$4,914,858
Series 2017-2A, Class B, 3.38%, 05/20/26 (b)	2,540	2,505,171
Series 2018-1A, Class C, 5.03%, 12/21/26 (b)	1,700	1,707,289
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.20%, 05/15/28 (b)(e)	4,190	4,191,428
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.31%, 11/25/36 (e)	3,815	1,749,785
Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 2.28%, 03/25/46 (e)	3,509	1,733,307
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.290%), 2.38%, 03/25/46 (e)	778	388,810
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.35%, 05/25/36 (e)	888	414,811
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.24%, 06/25/36 (e)	4,271	2,502,209
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 08/25/36 (e)	7,703	4,127,493
Series 2006-7, Class 2A4, (1 mo. LIBOR US + 0.240%), 2.33%, 08/25/36 (e)	1,778	936,315
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 09/25/36 (e)	5,902	2,479,628
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.20%, 10/25/36 (e)	7,723	3,366,741
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.25%, 10/25/36 (e)	2,576	1,129,772
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.620%), 9.98%, 01/20/29 (b)(e)	500	508,959
Madison Park Funding XI Ltd., Series 2013-11A Class ER, (3 mo. LIBOR US + 6.450%), 8.81%, 07/23/29 (b)(e)	500	501,786
Madison Park Funding XIII Ltd.:
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.31%, 04/19/30 (b)(e)	940	939,620
Series 2014-13A, Class ER, (3 mo. LIBOR US + 5.750%), 8.11%, 04/19/30 (b)(e)	1,000	1,014,153
Madison Park Funding XIV Ltd.:
Series 2014-14A, Class A2R, (3 mo. LIBOR US + 1.120%), 3.48%, 07/20/26 (b)(e)	3,250	3,249,578
Series 2014-14A, Class DR, (3 mo. LIBOR US + 3.250%), 5.61%, 07/20/26 (b)(e)	500	500,366
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (3 mo. LIBOR US + 3.450%), 5.82%, 01/27/26 (b)(e)	1,000	1,001,537
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.55%, 10/21/30 (b)(e)	1,750	1,754,327
Madison Park Funding XX Ltd., Series 2016-20A, Class ER, (3 mo. LIBOR US + 5.300%), 0.00%, 07/27/30 (b)(e)	250	248,741
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.56%, 07/29/30 (b)(e)	1,500	1,503,720
Madison Park Funding XXX Ltd., Series 2018-30A, Class E, (3 mo. LIBOR US + 4.950%), 7.29%, 04/15/29 (b)(e)	1,000	985,330
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.35%, 06/25/36 (b)(e)	500	398,943

Security	Par (000)	Value
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.24%, 06/25/36 (e)	$1,254	$719,580
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.37%, 05/25/37 (e)	83	69,675
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.35%, 06/25/46 (b)(e)	34	32,085
MERIT Securities Corp., Series 13, Class M2, 7.94%, 12/28/33 (a)	1,548	1,214,370
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.33%, 05/25/37 (e)	2,603	1,806,484
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.35%, 08/25/37 (e)	2,138	449,538
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.02%, 04/21/31 (b)(c)(e)	1,250	1,245,000
Morgan Stanley IXIS Real Estate Capital Trust:
Series 2006-2, Class A2, (1 mo. LIBOR US + 0.110%), 2.20%, 11/25/36 (e)	62	30,799
Series 2006-2, Class AFPT, (1 mo. LIBOR US + 0.070%), 2.16%, 11/25/36 (e)	2,160	1,071,599
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (3 mo. LIBOR US + 2.180%), 4.54%, 01/20/24 (b)(e)	500	499,891
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 3.27%, 10/28/27 (b)(e)	730	728,740
Series 2015-2A, Class ER, (3 mo. LIBOR US + 5.450%), 7.81%, 10/28/27 (b)(e)	1,000	1,000,008
Navient Private Education Loan Trust, Series 2015-CA, Class B, 3.25%, 05/15/40 (b)	1,086	1,086,431
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.75%, 01/15/28 (b)(e)	1,000	987,266
Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 7.35%, 01/15/28 (b)(e)	1,000	1,000,763
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.53%, 10/18/30 (b)(e)	1,050	1,053,144
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class E, (3 mo. LIBOR US + 5.600%), 7.66%, 04/20/30 (b)(e)	750	750,000
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.49%, 10/25/36 (b)(e)	783	699,013
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.300%), 5.66%, 10/20/25 (b)(e)	750	750,635
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.250%), 5.61%, 07/20/26 (b)(e)	1,000	1,000,575
Oak Hill Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 9.06%, 10/20/28 (b)(e)	500	505,599
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/19 (d)	45	34,803
Series 2002-A, Class M1, 7.76%, 03/15/32 (d)	2,185	1,879,871
Series 2002-C, Class M1, 6.89%, 11/15/32 (d)	2,445	2,044,489
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.44%, 04/26/31 (b)(e)	1,000	996,123

5

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2014-7A, Class A1AR, (3 mo. LIBOR US + 0.950%), 3.31%, 10/20/26 (b)(e)	$470	$469,997
Series 2016-12A, Class A1, (3 mo. LIBOR US + 1.570%), 3.93%, 10/18/28 (b)(e)	1,000	1,001,897
Series 2016-12A, Class C, (3 mo. LIBOR US + 4.150%), 6.51%, 10/18/28 (b)(e)	1,000	1,006,631
Series 2016-12A, Class D, (3 mo. LIBOR US + 6.100%), 8.46%, 10/18/28 (b)(e)	1,000	1,010,653
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.32%, 04/16/31 (b)(e)	2,000	1,995,523
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.900%), 3.23%, 05/21/27 (b)(e)	500	499,862
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.55%, 01/20/31 (b)(e)	1,000	1,001,364
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 2.98%, 01/25/31 (b)(e)	750	749,589
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 8.96%, 11/14/26 (b)(e)	250	250,799
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.11%, 07/15/27 (b)(e)	1,000	999,679
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.48%, 03/20/25 (b)(e)	2,500	2,493,417
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.150%), 9.51%, 01/21/30 (b)(e)	1,000	1,015,569
OHA Loan Funding Ltd.:
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.37%, 05/23/31 (b)(c)(e)	770	770,000
Series 2016-1A, Class D, (3 mo. LIBOR US + 3.750%), 6.11%, 01/20/28 (b)(e)	2,000	2,013,332
OneMain Financial Issuance Trust:
Series 2014-2A, Class C, 4.33%, 09/18/24 (b)	61	61,303
Series 2014-2A, Class D, 5.31%, 09/18/24 (b)	2,000	2,016,479
Series 2015-1A, Class A, 3.19%, 03/18/26 (b)	1,122	1,123,956
Series 2015-1A, Class C, 5.12%, 03/18/26 (b)	3,500	3,561,136
Series 2015-2A, Class A, 2.57%, 07/18/25 (b)	374	374,374
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)	2,000	1,995,570
Series 2016-1A, Class A, 3.66%, 02/20/29 (b)	2,600	2,616,305
Series 2016-1A, Class B, 4.57%, 02/20/29 (b)	3,500	3,563,315
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)	2,039	2,050,784
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (a)	4,694	4,416,613
OZLM Funding II Ltd.:
Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.440%), 3.80%, 10/30/27 (b)(e)	1,000	1,002,376
Series 2012-2A, Class DR, (3 mo. LIBOR US + 7.300%), 9.66%, 10/30/27 (b)(e)	500	501,189

Security	Par (000)	Value
OZLM Funding III Ltd., Series 2013-3A, Class BR, (3 mo. LIBOR US + 3.000%), 5.36%, 01/22/29 (b)(e)	$500	$503,295
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 3.61%, 10/22/30 (b)(e)	500	501,977
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.06%, 10/22/30 (b)(e)	500	499,444
OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 5.91%, 01/20/27 (b)(e)	1,500	1,501,674
OZLM VI Ltd., Series 2014-6A, Class A1S, (3 mo. LIBOR US + 1.080%), 3.43%, 04/17/31 (b)(e)	1,500	1,496,613
OZLM VII Ltd., Series 2014-7A, Class B1R, (3 mo. LIBOR US + 2.250%), 4.60%, 07/17/26 (b)(e)	750	749,988
OZLM VIII Ltd., Series 2014-8A, Class BR, (3 mo. LIBOR US + 2.250%), 4.60%, 10/17/26 (b)(e)	500	500,401
OZLM XIV Ltd.:
Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 3.70%, 01/15/29 (b)(e)	4,000	4,000,000
Series 2015-14A, Class B1R, (3 mo. LIBOR US + 2.100%), 4.10%, 01/15/29 (b)(e)	1,500	1,500,000
Series 2015-14A, Class CR, (3 mo. LIBOR US + 3.000%), 5.00%, 01/15/29 (b)(e)	1,000	1,000,000
Series 2015-14A, Class DR, (3 mo. LIBOR US + 5.800%), 7.80%, 01/15/29 (b)(e)	1,375	1,381,016
OZLM XV Ltd., Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 3.85%, 01/20/29 (b)(e)	500	501,509
OZLM XX Ltd., Series 2018-20A, Class D, (3 mo. LIBOR US + 5.800%), 7.96%, 04/20/31 (b)(e)	1,000	1,000,000
Palmer Square CLO Ltd.:
Series 2013-2A, Class BR, (3 mo. LIBOR US + 2.250%), 4.60%, 10/17/27 (b)(e)	1,000	1,001,485
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.48%, 01/17/31 (b)(e)	1,000	999,933
Series 2014-1A, Class CR2, (3 mo. LIBOR US + 2.650%), 5.00%, 01/17/31 (b)(e)	400	394,189
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.600%), 0.00%, 07/16/31 (b)(c)(e)	500	500,000
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.21%, 07/20/27 (b)(e)	1,000	999,773
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.11%, 07/20/27 (b)(e)	1,000	996,397
Park Avenue Institutional Advisers CLO Ltd.:
Series 2016-1A, Class D, (3 mo. LIBOR US + 7.000%), 9.33%, 08/23/28 (b)(e)	1,500	1,502,978
Series 2017-1A, Class D, (3 mo. LIBOR US + 6.220%), 8.05%, 11/14/29 (b)(e)	2,250	2,271,386
PFS Financing Corp., Series 2017-AA, Class B, (1 mo. LIBOR US + 0.950%), 3.02%, 03/15/21 (b)(e)	3,000	3,001,847
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (a)(b)	489	488,640
Pretium Mortgage Credit Partners I LLC:
Series 2017-NPL2, Class A1, 3.25%, 03/28/57 (a)(b)	1,511	1,505,615

6

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Series 2017-NPL3, Class A1, 3.25%, 06/29/32 (a)(b)	$1,166	$1,158,530
Progress Residential Trust:
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)	1,435	1,388,470
Series 2016-SFR1, Class E, (1 mo. LIBOR US + 3.850%), 5.94%, 09/17/33 (b)(e)	150	151,644
Series 2016-SFR2, Class A, (1 mo. LIBOR US + 1.400%), 3.49%, 01/17/34 (b)(e)	500	501,182
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 5.64%, 01/17/34 (b)(e)	200	203,217
RAMP Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.26%, 02/25/37 (e)	3,320	1,819,715
Regatta V Funding Ltd., Series 2014-1A, Class BR, (3 mo. LIBOR US + 2.300%), 4.66%, 10/25/26 (b)(e)	250	250,324
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 3.72%, 04/15/29 (b)(e)	1,500	1,505,427
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.250%), 5.60%, 04/15/29 (b)(e)	1,000	1,001,287
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.400%), 7.75%, 04/15/29 (b)(e)	2,350	2,356,233
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.10%, 10/15/29 (b)(e)	1,250	1,252,712
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 4.65%, 10/15/29 (b)(e)	1,000	1,008,353
Series 2017-2A, Class D, (3 mo. LIBOR US + 3.450%), 5.80%, 10/15/29 (b)(e)	1,000	1,005,859
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 8.43%, 10/15/29 (b)(e)	1,000	1,006,534
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.15%, 10/20/30 (b)(e)	1,644	1,644,070
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.750%), 7.71%, 10/20/30 (b)(e)	250	246,699
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.850%), 8.11%, 05/20/31 (b)(e)	1,000	999,856
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 2.78%, 04/20/31 (b)(e)	1,250	1,250,978
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.44%, 01/15/30 (b)(e)	1,000	999,952
Seneca Park CLO Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 3.500%), 5.85%, 07/17/26 (b)(e)	250	250,168
Shackleton CLO Ltd.:
Series 2013-3A, Class AR, (3 mo. LIBOR US + 1.120%), 2.84%, 07/15/30 (b)(e)	1,000	1,001,089
Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.020%), 4.74%, 07/15/30 (b)(e)	500	496,374
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 3.60%, 07/20/30 (b)(e)	1,500	1,504,966
SLM Private Credit Student Loan Trust:
Series 2005-B, Class B, (3 mo. LIBOR US + 0.400%), 2.74%, 06/15/39 (e)	3,014	2,974,356
Series 2006-BW, Class A5, (3 mo. LIBOR US + 0.200%), 2.54%, 12/15/39 (e)	4,138	4,048,609
SLM Private Education Loan Trust, Series 2013-B, Class B, 3.00%, 05/16/44 (b)	2,500	2,485,971
SMB Private Education Loan Trust:
Series 2015-C, Class B, 3.50%, 09/15/43 (b)	1,495	1,481,067
Series 2017-B, Class A2A, 2.82%, 10/15/35 (b)	1,960	1,904,919
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 2.82%, 10/15/35 (b)(e)	1,170	1,173,478

Security	Par (000)	Value
Series 2018-A, Class A2B, (1 mo. LIBOR US + 0.800%), 2.87%, 02/15/36 (b)(e)	$5,000	$5,047,812
Sound Point CLO V Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.250%), 6.61%, 04/18/26 (b)(e)	1,000	1,001,020
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.300%), 3.66%, 01/23/27 (b)(e)	250	250,306
Sound Point CLO X Ltd., Series 2015-3A, Class ER, (3 mo. LIBOR US + 5.250%), 7.61%, 01/20/28 (b)(c)(e)	750	748,500
Sound Point CLO XI Ltd.:
Series 2016-1A, Class A, (3 mo. LIBOR US + 1.650%), 4.01%, 07/20/28 (b)(e)	250	250,000
Series 2016-1A, Class E, (3 mo. LIBOR US + 6.950%), 9.31%, 07/20/28 (b)(e)	500	505,972
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (3 mo. LIBOR US + 1.660%), 4.02%, 10/20/28 (b)(e)	250	250,000
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 9.01%, 01/23/29 (b)(e)	1,000	1,012,875
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 3.75%, 01/23/29 (b)(e)	1,500	1,504,690
Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.120%), 2.86%, 01/21/31 (b)(e)	420	419,084
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (3 mo. LIBOR US + 1.150%), 3.65%, 04/18/31 (b)(e)	520	520,884
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 2.89%, 01/25/35 (e)	165	154,972
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)	1,511	1,505,452
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	1,258	1,257,494
Series 2015-AA, Class B, 3.62%, 11/15/24 (b)	250	249,566
Series 2016-AA, Class B, 3.80%, 11/15/29 (b)	3,500	3,497,201
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 08/16/46 (a)(b)(c)	799	794,313
Series 2017-NPB1, Class A1, 3.60%, 05/17/22 (a)(b)(c)	1,347	1,346,928
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 2.88%, 01/15/30 (b)(e)	1,000	1,001,074
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 4.15%, 01/15/30 (b)(e)	1,000	994,786
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.38%, 10/15/25 (b)(e)	738	737,790
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.960%), 3.31%, 04/16/31 (b)(e)	500	497,153
Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 7.80%, 07/15/28 (b)(e)	500	500,000
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.23%, 04/15/28 (b)(e)	1,000	998,476

7

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.52%, 11/17/30 (b)(e)	$1,000	$1,003,591
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, (3 mo. LIBOR US + 3.400%), 5.76%, 10/20/26 (b)(e)	1,000	1,001,114
THL Credit Wind River CLO Ltd., Series 2014-3A, Class AR, (3 mo. LIBOR US + 1.100%), 3.46%, 01/22/27 (b)(e)	1,000	999,813
TICP CLO VI Ltd., Series 2016-6A, Class E, (3 mo. LIBOR US + 6.550%), 8.90%, 01/15/29 (b)(e)	500	505,412
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.510%), 8.86%, 07/15/29 (b)(e)	1,500	1,532,060
Tricon American Homes Trust, Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)	2,000	1,986,072
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 0.00%, 07/15/31 (b)(c)(e)	1,250	1,250,000
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (3 mo. LIBOR US + 4.250%), 6.61%, 01/20/29 (b)(e)	500	507,458
Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 6.86%, 07/20/28 (b)(e)	1,000	1,013,846
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 3.91%, 01/20/29 (b)(e)	500	503,295
Voya CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 0.970%), 3.31%, 04/25/31 (b)(e)	1,000	999,200
Series 2014-3A, Class A1R, (3 mo. LIBOR US + 0.720%), 3.08%, 07/25/26 (b)(e)	1,000	998,788
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.48%, 10/15/30 (b)(e)	1,000	1,003,067
WaMu Asset-Backed Certificates Trust:
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.34%, 04/25/37 (e)	981	533,350
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.45%, 04/25/37 (e)	106	58,207
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.27%, 09/25/36 (e)	278	138,848
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.25%, 10/25/36 (e)	115	99,184
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 3.68%, 04/20/29 (b)(e)	1,500	1,504,761
Series 2017-3A, Class A1, (3 mo. LIBOR US + 1.150%), 2.88%, 01/17/31 (b)(e)	2,000	2,001,760
Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 9.56%, 07/20/28 (b)(e)	1,500	1,534,106
World Financial Network Credit Card Master Trust, Series 2012-C, Class C, 4.55%, 08/15/22	460	461,926
York CLO 1 Ltd.:
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.350%), 4.71%, 01/22/27 (b)(e)	700	700,856
Series 2014-1A, Class DR, (3 mo. LIBOR US + 3.400%), 5.76%, 01/22/27 (b)(e)	1,500	1,501,109

Security	Par (000)	Value
York CLO-2 Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.150%), 3.51%, 01/22/31 (b)(e)	$970	$969,395
Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 8.01%, 01/22/31 (b)(e)	1,000	994,550
York CLO-3 Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.250%), 3.61%, 10/20/29 (b)(e)	1,000	1,004,353

Total Asset-Backed Securities — 61.1% (Cost: $401,089,680)		397,283,278

Corporate Bonds — 0.0%

Banks — 0.0%
Washington Mutual Escrow Bonds :
0.00% (c)(g)(h)(i)	500	—
0.00% (c)(g)(h)(i)	250	—

		—

Insurance — 0.0%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)	58	77,375
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.34%, 02/12/23 (b)(e)	278	281,773

		359,148

Total Corporate Bonds — 0.0% (Cost: $360,016)		359,148

Floating Rate Loan Interests — 2.3%

Capital Markets — 0.9%
LSTAR Securities Investment Ltd., Term Loan, (1 mo. LIBOR US + 2.000%), 3.98%, 04/01/21 (c)(e)	5,835	5,814,742

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR US + 2.000%), 2.00%, 10/06/19 (c)(e)	5,776	5,775,758

Thrifts & Mortgage Finance — 0.5%
Caliber Home Loans, Inc., 2018 Revolver, (3 mo. LIBOR US + 3.140%), 5.47%, 04/24/21 (e)	3,208	3,208,000

Total Floating Rate Loan Interests — 2.3% (Cost: $14,799,961)		14,798,500

Non-Agency Mortgage-Backed Securities — 32.7%

Collateralized Mortgage Obligations — 9.6%
Ajax Mortgage Loan Trust, Series 2016-A, Class A, 4.25%, 08/25/64 (a)(b)	335	338,322
AJAX Mortgage Loan Trust:
Series 2018-B, Class A, 3.75%, 02/26/57	2,530	2,530,000
Series 2018-B, Class B, 0.00%, 02/26/57	1,080	471,293
American Home Mortgage Assets Trust:
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.30%, 10/25/46 (e)	157	115,202
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 2.48%, 11/25/46 (e)	1,208	663,425
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 2.26%, 02/25/47 (e)	45	29,518
APS Resecuritization Trust:
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 4.94%, 09/27/46 (b)(c)(e)	593	595,999
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 4.69%, 04/27/47 (b)(c)(e)	160	157,214

8

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
ARI Investments LLC, Series 2017-1, Class A, 4.48%, 01/06/25 (c)	$732	$732,145
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(c)(d)	386	77,122
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(c)(d)	536	548,362
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC1, Class 1A2, 6.25%, 02/25/36 (a)	257	228,326
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.37%, 08/25/36 (e)	2,010	2,013,471
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.26%, 03/25/37 (e)	499	446,563
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.30%, 06/25/37 (e)	46	43,387
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	14,255	11,050,746
CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 3.49%, 08/25/35 (e)	1,482	1,289,843
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57 (b)(d)	3,486	3,415,506
Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	671	582,308
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.44%, 06/25/35 (e)	1,911	1,729,481
Series 2005-51, Class 3A3A, (1 mo. LIBOR US + 0.320%), 2.40%, 11/20/35 (e)	942	872,206
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 2.69%, 01/25/36 (e)	693	602,672
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.56%, 02/25/36 (e)	853	772,883
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36	1,095	831,325
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.32%, 11/25/36 (e)	172	135,070
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.34%, 07/25/46 (e)	2,407	1,909,531
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	1,982	1,483,265
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37	294	216,488
Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.40%, 03/25/47 (e)	401	329,621
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-15, Class 2A2, 6.50%, 09/25/37	997	746,477
Credit Suisse Mortgage Trust:
Series 2007-5, Class 1A11, 7.00%, 08/25/37 (d)	2,524	2,048,877
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)	39	24,377
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.08%, 08/27/36 (b)(c)(e)	190	166,984

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2017-1, Class A, 4.50%, 03/25/21 (b)	$697	$701,268
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46 (b)	91	91,215
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36 (d)	37	32,853
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 3.56%, 03/25/36 (e)	34	32,097
GSMPS Mortgage Loan Trust:
Series 2005-RP2, Class 1AF, (1 mo. LIBOR US + 0.350%), 2.44%, 03/25/35 (b)(e)	103	96,005
Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 2.44%, 01/25/36 (b)(e)	78	69,707
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.32%, 05/19/47 (e)	2,421	1,962,982
IndyMac IMJA Mortgage Loan Trust, Series 2007-A2, Class 3A1, 7.00%, 10/25/37	865	576,332
IndyMac INDX Mortgage Loan Trust, Series 2007-AR19, Class 3A1, 3.48%, 09/25/37 (d)	361	255,307
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.24%, 12/25/37 (e)	68	67,676
LSTAR Securities Investment Ltd.:
Series 2017-9, Class A, (1 mo. LIBOR US + 1.550%), 3.64%, 12/01/22 (b)(e)	608	608,191
Series 2018-1, Class A, (1 mo. LIBOR US + 1.550%), 3.64%, 02/01/23 (b)(e)	1,387	1,390,497
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, (1 mo. LIBOR US + 1.650%), 3.74%, 11/01/22 (b)(e)	1,746	1,740,076
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.40%, 05/25/36 (b)(d)	1,944	1,762,241
MCM:
Series 18-NPL1, Class A, 0.00%, 06/25/58 (b)(e)	2,290	2,290,000
Series 18-NPL1, Class B, 0.00%, 06/25/58 (b)(e)	2,730	667,485
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.26%, 04/16/36 (b)(e)	435	370,669
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.51%, 04/25/47 (e)	1,164	953,160
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 2.48%, 11/26/35 (b)(d)	93	91,478
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.43%, 06/25/35 (b)(e)	180	172,928
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.49%, 09/25/35 (b)(e)	1,322	1,160,794
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 05/25/57 (d)	1,000	963,878

9

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust, Series 2017-CH1, Class A2, 3.50%, 08/25/47 (b)(d)	$1,754	$1,743,674
STACR Trust:
Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.21%, 12/25/30 (b)(e)	1,500	1,491,817
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.650%), 3.74%, 04/25/43 (b)(e)	2,520	2,534,051
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.30%, 05/25/46 (e)	61	51,186
Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 2.44%, 06/25/35 (b)(e)	1,465	1,319,382
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)	75	63,403
SunTrust Acquisition Closed-End Seconds Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.320%), 2.41%, 04/25/37 (e)	356	346,138
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 2.62%, 01/25/45 (e)	1,503	994,734
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36	405	370,890
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (a)	213	186,469
Series 2006-8, Class A4, 4.59%, 10/25/36 (a)	238	148,349

		62,504,941
Commercial Mortgage-Backed Securities — 21.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37 (b)(d)	1,730	1,556,464
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.120%), 4.19%, 09/15/34 (b)(e)	3,410	3,387,557
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)	500	529,678
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.17%, 04/15/35 (b)(e)	2,000	2,001,517
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (b)(d)	280	284,820
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49 (d)	13	13,352
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class E, (1 mo. LIBOR US + 2.600%), 4.67%, 09/15/26 (b)(e)	250	249,889
Series 2013-DSNY, Class F, (1 mo. LIBOR US + 3.500%), 5.57%, 09/15/26 (b)(e)	1,769	1,766,233
Series 2015-200P, Class F, 3.72%, 04/14/33 (b)(d)	894	831,034
Series 2016-ISQ, Class E, 3.73%, 08/14/34 (b)(c)(d)	300	279,390
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.07%, 11/15/32 (b)(e)	1,090	1,090,000
Series 2017-SCH, Class XFCP, 0.17%, 11/15/19 (b)(d)	95,950	210,130
Series 2017-SCH, Class XLCP, 0.03%, 11/15/19 (b)(d)	56,050	18,497

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)	$495	$487,696
Bayview Commercial Asset Trust:
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.45%, 04/25/36 (b)(e)	37	34,874
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.270%), 2.36%, 07/25/37 (b)(e)	73	71,570
Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.54%, 09/25/37 (b)(e)	1,298	1,240,441
Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 3.09%, 10/25/37 (b)(e)	3,159	3,157,367
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.59%, 12/25/37 (b)(e)	4,500	3,357,728
BBCMS Mortgage Trust, Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.450%), 3.52%, 03/15/37 (b)(e)	1,100	1,098,274
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class B, 5.79%, 12/11/40 (d)	876	897,554
BSPRT Issuer Ltd., Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.820%), 2.89%, 10/15/34 (b)(c)(e)	3,000	3,000,900
BWAY Mortgage Trust:
Series 2013-1515, Class C, 3.45%, 03/10/33 (b)	250	240,843
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)	100	96,692
Series 2013-1515, Class F, 4.06%, 03/10/33 (b)(d)	810	770,843
BX Trust, Series 2018-MCSF, Class A, (1 mo. LIBOR US + 0.577%), 2.65%, 04/15/35 (b)(e)	1,050	1,040,370
BXP Trust, Series 2017-GM, Class A, 3.38%, 06/13/39 (b)	1,000	971,309
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29 (b)(d)	190	194,015
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.28%, 04/15/44 (b)(d)	1,000	1,044,561
Series 2016-C4, Class C, 5.04%, 05/10/58 (d)	130	131,494
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)	1,050	1,070,239
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 04/10/28 (b)(d)	160	159,007
Series 2015-SMRT, Class F, 3.91%, 04/10/28 (b)(d)	1,000	990,611
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 2.86%, 07/15/32 (b)(e)	5,000	5,001,559
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 3.67%, 07/15/32 (b)(e)	1,060	1,061,328
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.22%, 07/15/32 (b)(e)	1,290	1,287,603
CHT Mortgage Trust, Series 2017-CSMO, Class A, (1 mo. LIBOR US + 0.930%), 3.00%, 11/15/36 (b)(e)	230	230,073
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.64%, 05/10/35 (b)(d)	100	98,455
Series 2013-375P, Class D, 3.64%, 05/10/35 (b)(d)	100	97,595
Series 2015-GC27, Class C, 4.58%, 02/10/48 (d)	1,000	970,040

10

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-SHP2, Class A, (1 mo. LIBOR US + 1.280%), 3.35%, 07/15/27 (b)(e)	$1,200	$1,199,971
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.27%, 07/15/27 (b)(e)	750	755,078
Series 2015-SSHP, Class A, (1 mo. LIBOR US + 1.150%), 3.22%, 09/15/27 (b)(e)	300	299,991
Series 2015-SSHP, Class D, (1 mo. LIBOR US + 3.050%), 5.12%, 09/15/27 (b)(e)	456	456,859
Series 2016-C1, Class C, 5.12%, 05/10/49 (d)	10	10,163
Series 2016-GC37, Class D, 2.79%, 04/10/49 (b)	1,300	1,000,763
Series 2016-P3, Class D, 2.80%, 04/15/49 (b)(d)	539	412,516
Series 2016-SMPL, Class E, 4.51%, 09/10/31 (b)	510	503,835
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48	1,110	1,147,516
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.55%, 06/11/32 (b)(e)	790	792,225
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.85%, 06/10/44 (b)(d)	566	574,282
Series 2013-GAM, Class B, 3.53%, 02/10/28 (b)(d)	1,500	1,473,142
Series 2013-WWP, Class D, 3.90%, 03/10/31 (b)	110	112,910
Series 2014-PAT, Class A, (1 mo. LIBOR US + 0.800%), 2.85%, 08/13/27 (b)(e)	2,280	2,278,560
Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 5.20%, 08/13/27 (b)(e)	1,100	1,109,369
Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 4.49%, 08/13/27 (b)(e)	1,000	999,115
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 2.90%, 02/13/32 (b)(e)	200	199,937
Series 2014-TWC, Class D, (1 mo. LIBOR US + 2.250%), 4.30%, 02/13/32 (b)(e)	750	753,690
Series 2015-CR23, Class C, 4.40%, 05/10/48 (d)	30	28,979
Series 2015-CR23, Class CMC, 3.81%, 05/10/48 (b)(d)	2,550	2,539,180
Series 2015-CR23, Class CMD, 3.81%, 05/10/48 (b)(d)	4,200	4,159,599
Series 2015-CR23, Class D, 4.40%, 05/10/48 (d)	732	598,518
Series 2015-CR25, Class D, 3.95%, 08/10/48 (d)	290	238,403
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)	460	382,302
Series 2016-667M, Class D, 3.29%, 10/10/36 (b)(d)	500	455,273
Series 2017-DLTA, Class E, (1 mo. LIBOR US + 1.960%), 4.04%, 08/15/35 (b)(e)	970	960,271
Series 2017-DLTA, Class F, (1 mo. LIBOR US + 2.580%), 4.65%, 08/15/35 (b)(e)	920	909,475
Core Industrial Trust:
Series 2015-TEXW, Class D, 3.98%, 02/10/34 (b)(d)	100	99,888
Series 2015-TEXW, Class E, 3.98%, 02/10/34 (b)(d)	279	273,844
Series 2015-TEXW, Class F, 3.98%, 02/10/34 (b)(d)	1,000	961,981
Credit Suisse First Boston Mortgage Securities Corp.:

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2004-C4, Class F, 5.23%, 10/15/39 (b)(d)	$500	$503,273
Series 2005-C1, Class F, 4.82%, 02/15/38 (b)	736	735,879
Credit Suisse Mortgage Trust:
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.67%, 11/15/33 (b)(e)	166	167,181
Series 2017-CHOP, Class E, (1 mo. LIBOR US + 3.300%), 5.37%, 07/15/32 (b)(e)	1,448	1,454,884
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.02%, 12/15/30 (b)(e)	240	240,114
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.91%, 01/15/49 (d)	10	10,098
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 09/10/49 (b)(d)	140	117,122
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)	2,670	2,651,328
Series 2017-BRBK, Class D, 3.65%, 10/10/34 (b)(d)	990	950,179
Series 2017-BRBK, Class F, 3.65%, 10/10/34 (b)(c)(d)	600	539,605
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 03/25/27 (b)(d)	970	959,840
Series 2018-K73, Class B, 3.99%, 01/25/28 (b)(d)	1,000	966,097
Series 2018-K74, Class B, 4.23%, 02/25/51 (b)(d)	1,000	983,169
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 3.47%, 12/15/34 (b)(e)	1,658	1,658,423
Series 2015-NRF, Class EFX, 3.50%, 12/15/34 (b)(d)	1,500	1,482,791
Series 2015-NRF, Class FFX, 3.50%, 12/15/34 (b)(d)	490	481,341
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 2.99%, 11/21/35 (b)(e)	2,745	2,739,889
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28 (b)(d)	640	625,355
Great Wolf Trust, Series 2017-WOLF, Class A, (1 mo. LIBOR US + 0.850%), 3.07%, 09/15/34 (b)(e)	3,500	3,503,254
GS Mortgage Securities Corp. II:
Series 2013-KING, Class D, 3.55%, 12/10/27 (b)(d)	1,000	990,426
Series 2013-KING, Class E, 3.55%, 12/10/27 (b)(d)	3,200	3,144,029
GS Mortgage Securities Corp. Trust:
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 3.87%, 07/15/32 (b)(e)	337	336,600
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.57%, 07/15/32 (b)(e)	140	140,044
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 06/10/47 (b)(d)	1,110	944,846
Series 2015-GC32, Class C, 4.56%, 07/10/48 (d)	1,970	1,945,730
Series 2015-GC32, Class D, 3.35%, 07/10/48	1,500	1,213,559
Hilton Orlando Trust, Series 2018-ORL, Class E, (1 mo. LIBOR US + 2.650%), 4.72%, 12/15/34 (b)(e)	1,960	1,964,899

11

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 2.77%, 01/15/33 (b)(e)	$2,000	$1,996,842
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48 (b)(d)	1,190	1,113,721
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.73%, 03/15/50 (b)(d)	280	263,527
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB18, Class AMFL, (1 mo. LIBOR US + 0.165%), 2.08%, 06/12/47 (e)	2,150	2,114,777
Series 2014-CBM, Class E, (1 mo. LIBOR US + 3.850%), 5.92%, 10/15/29 (b)(e)	1,250	1,250,001
Series 2015-JP1, Class C, 4.90%, 01/15/49 (d)	315	319,958
Series 2015-JP1, Class E, 4.40%, 01/15/49 (b)(d)	470	408,085
Series 2015-UES, Class D, 3.62%, 09/05/32 (b)(d)	1,000	995,608
Series 2015-UES, Class E, 3.62%, 09/05/32 (b)(d)	600	591,490
Series 2017-JP5, Class D, 4.80%, 03/15/50 (b)(d)	1,240	1,178,197
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.34%, 03/25/37 (b)(e)	361	346,037
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.78%, 11/24/31 (b)(e)	942	946,710
Lone Star Portfolio Trust:
Series 2015-LSP, Class B, (1 mo. LIBOR US + 2.600%), 4.67%, 09/15/28 (b)(e)	589	590,275
Series 2015-LSP, Class D, (1 mo. LIBOR US + 4.000%), 6.07%, 09/15/28 (b)(e)	85	85,828
Merrill Lynch Mortgage Trust:
Series 2005-CIP1, Class D, 5.79%, 07/12/38 (d)	2,065	2,102,001
Series 2005-MKB2, Class F, 6.53%, 09/12/42 (b)(d)	1,000	1,036,427
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 07/15/50 (b)(d)	2,000	1,754,571
Series 2015-C25, Class D, 3.07%, 10/15/48	830	684,715
Series 2015-C26, Class C, 4.56%, 10/15/48 (d)	1,000	989,601
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)	1,465	1,172,789
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.56%, 07/13/29 (b)(d)	500	489,815
Series 2014-CPT, Class F, 3.56%, 07/13/29 (b)(d)	100	97,548
Series 2014-CPT, Class G, 3.56%, 07/13/29 (b)(d)	100	96,317
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 4.67%, 11/15/34 (b)(e)	843	843,265
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)	1,010	782,043

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/27	$160	$126,151
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.02%, 11/15/34 (b)(e)	860	862,438
Series 2018-H3, Class C, 5.01%, 07/15/51 (d)	1,470	1,483,299
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 4.08%, 05/10/39 (b)(d)	890	816,307
RAIT Trust:
Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.02%, 06/15/37 (b)(e)	1,983	1,983,800
Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.57%, 06/15/37 (b)(e)	880	879,997
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 4.07%, 07/15/34 (b)(c)(e)	560	559,508
Velocity Commercial Capital Loan Trust, Series 2015-1, Class AFL, (1 mo. LIBOR US + 2.430%), 4.52%, 06/25/45 (b)(e)	38	38,239
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29 (b)(d)	500	499,026
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, 6.18%, 04/15/47 (d)	1,000	1,013,311
Wells Fargo Commercial Mortgage Trust: Series 2015-C27, Class D, 3.77%, 02/15/48 (b)	1,000	800,256
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (d)	2,321	2,044,016
Series 2016-C34, Class C, 5.20%, 06/15/49 (d)	40	40,736
Series 2016-C37, Class C, 4.64%, 12/15/49 (d)	500	491,426
Series 2016-NXS5, Class D, 5.04%, 01/15/59 (d)	750	720,003
Series 2017-C39, Class D, 4.50%, 09/15/50 (b)(d)	750	690,445
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 2.90%, 12/13/31 (b)(e)	846	845,691
Series 2018-C44, Class C, 5.00%, 05/15/51 (d)	1,334	1,328,300
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)	1,000	799,580

		136,431,869
Interest Only Commercial Mortgage-Backed Securities — 2.1%
B2R Mortgage Trust, Series 2015-2, Class XA, 2.40%, 11/15/48 (b)(d)	9,453	337,670
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.01%, 09/15/48 (d)	959	46,323
Series 2017-BNK3, Class XD, 1.44%, 02/15/50 (b)(d)	10,000	903,000
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XB, 0.30%, 08/10/35 (b)(d)	12,500	206,000
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.90%, 05/10/58 (d)	368	37,150
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (d)	11,214	734,853

12

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.17%, 04/10/47 (d)	$727	$31,463
Hospitality Mortgage Trust, Series 2017-HIT, Class XCP, 1.20%, 05/08/30 (b)(c)(d)	98,914	492,983
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)	8,570	426,700
Series 2017-C5, Class XB, 0.47%, 03/15/50 (d)	30,000	776,100
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(d)	17,400	858,342
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 03/10/50 (b)(d)	12,494	598,842
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.34%, 12/15/47 (b)(d)	220	12,430
Series 2016-C29, Class XB, 1.12%, 05/15/49 (d)	1,020	67,164
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.36%, 06/15/50 (b)(c)(d)	8,625	1,380,000
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39 (b)(d)	28,100	877,563
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32 (b)(d)	110,000	551,100
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(c)(d)	22,000	2
U.S., Series 2018-USDC, Class X, 0.32%, 08/10/50 (b)(d)	103,122	3,167,330
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC20, Class XB, 0.62%, 04/15/50 (d)	7,000	201,757
Series 2016-BNK1, Class XD, 1.41%, 08/15/49 (b)(d)	1,000	79,250
Series 2018-C44, Class XA, 0.93%, 05/15/51 (d)	23,868	1,377,863
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.23%, 08/15/47 (d)	10,321	484,744

		13,648,629

Total Non-Agency Mortgage-Backed Securities — 32.7% (Cost: $214,971,592)		212,585,439

U.S. Government Sponsored Agency Securities — 2.9%

Collateralized Mortgage Obligations — 2.5%
Fannie Mae:
Series 2016-C02, Class 1M2, (1 mo. LIBOR US + 6.000%), 8.09%, 09/25/28 (e)	50	59,141
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.34%, 01/25/29 (e)	231	261,044
Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.250%), 6.34%, 04/25/29 (e)	68	77,773
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.750%), 7.84%, 07/25/29 (e)	775	924,084
Series 2017-C01, Class 1M2, (1 mo. LIBOR US + 3.550%), 5.64%, 07/25/29 (e)	1,664	1,808,085
Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.000%), 5.09%, 10/25/29 (e)	106	112,948
Series 2017-C05, Class 1M2, (1 mo. LIBOR US + 2.200%), 4.29%, 01/25/30 (e)	251	255,469

Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2017-C07, Class 1B1, (1 mo. LIBOR US + 4.000%), 6.09%, 05/25/30 (e)	$2,000	$2,078,317
Freddie Mac:
Series 2018-SPI2, Class M2, 3.82%, 05/25/48 (b)(d)	1,500	1,375,343
Series 2016-DNA4, Class M3, (1 mo. LIBOR US +3.800%), 5.89%, 03/25/29 (e)	2,000	2,226,234
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.950%), 7.04%, 07/25/29 (e)	1,000	1,137,155
Series 2017-DNA1, Class M2, (1 mo. LIBOR US + 3.250%), 5.34%, 07/25/29 (e)	1,500	1,616,506
Series 2017-DNA2, Class M2, (1 mo. LIBOR US +3.450%), 5.54%, 10/25/29 (e)	250	273,311
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.500%), 4.59%, 03/25/30 (e)	3,000	3,090,480
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.800%), 3.89%, 07/25/30 (e)	1,000	983,414

		16,279,304
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2017-M8, Class A2, 3.06%, 05/25/27 (d)	170	164,968
Freddie Mac:
Series K069, Class A2, 3.19%, 09/25/27 (d)	80	78,360
Series KPLB, Class A, 2.77%, 05/25/25	380	369,142

		612,470
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2016-M4, Class X2, 2.68%, 01/25/39 (d)	5,422	560,879
Freddie Mac:
Series K065, Class X1, 0.82%, 04/25/27 (d)	10,796	544,398
Series KW01, Class X1, 1.12%, 01/25/26 (d)	1,173	68,721
Ginnie Mae:
Series 2016-128, Class IO, 0.94%, 09/16/56 (d)	6,090	470,498
Series 2016-87, Class IO, 1.00%, 08/16/58 (d)	466	36,203

		1,680,699

Total U.S. Government Sponsored Agency Securities — 2.9% (Cost: $18,230,052)		18,572,473

Total Long-Term Investments — 99.0% (Cost: $649,451,301)		643,598,838

	Shares

Short-Term Securities — 2.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.68% (j)	17,435,932	17,435,932

Total Short-Term Securities — 2.7% (Cost: $17,435,932)		17,435,932

Total Investments — 101.7% (Cost: $666,887,233)		661,034,770
Liabilities in Excess of Other Assets — (1.7)%		(10,939,122)

Net Assets — 100.0%		$650,095,648

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

13

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Perpetual security with no stated maturity date.
(j)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	$300	$5,869	$5,988	$(119)
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$2,050	40,107	34,717	5,390
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$600	11,738	10,914	824
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	$300	5,869	5,619	250
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$591	(3,898)	190	(4,088)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$522	(3,443)	(380)	(3,063)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	$365	(2,404)	71	(2,475)
CMBX.NA.6.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	05/11/63	$40	4,126	2,553	1,573

						$57,964	$59,672	$(1,708)

OTC Credit Default Swaps — Sell Protection

Reference Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation (Depreciation)
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	$120	$20,044	$11,406	$8,638
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	Not Rated	$1,025	77,641	91,580	(13,939)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$4,620	700,232	587,919	112,313
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	$150	13,317	14,379	(1,062)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$1,000	87,745	88,788	(1,043)
CMBX.NA.10.BBB-	3.00%	Monthly	Deutsche Bank AG	11/17/59	BBB-	$500	62,185	53,550	8,635
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	BBB-	$40	2,244	3,185	(941)

							$963,408	$850,807	$112,601

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value

14

Schedule of Investments (unaudited) (continued) June 30, 2018	Series A Portfolio

may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$380,800,145	$16,483,133	$397,283,278
Corporate Bonds(a)	—	359,148	—	359,148
Floating Rate Loan Interests(a)	—	3,208,000	11,590,500	14,798,500
Non-Agency Mortgage-Backed Securities	—	204,055,225	8,530,214	212,585,439
U.S. Government Sponsored Agency Securities	—	18,572,473	—	18,572,473
Short-Term Securities	17,435,932	—	—	17,435,932

	$17,435,932	$606,994,991	$36,603,847	$661,034,770

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$137,623	$—	$137,623
Liabilities:
Credit contracts	—	(26,730)	—	(26,730)

	$—	$110,893	$—	$110,893

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2018	$6,206,056	$3,143,637	$7,686,343	$17,036,036
Transfers into Level 3	—	2,337,305	—	2,337,305
Transfers out of Level 3	(146,870)	—	(1,482,125)	(1,628,995)
Accrued discounts/premiums	(78,904)	(2,014)	(7,273)	(88,191)
Net realized gain (loss)	104,563	24,609	3,170	132,342
Net change in unrealized appreciation (depreciation)(a)	(47,342)	(42,386)	(645,003)	(734,731)
Purchases	12,024,054	9,533,313	3,000,820	24,558,187
Sales	(1,578,424)	(3,403,964)	(25,718)	(5,008,106)

Closing Balance, as of June 30, 2018	$16,483,133	$11,590,500	$8,530,214	$36,603,847

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$(47,342)	$937	$(645,003)	$(691,408)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

15

Schedule of Investments (unaudited) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Trusts — 3.9%

Banks — 1.8%
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (a)(b)	$520	$482,300
JPMorgan Chase & Co.:
(3 mo. LIBOR US + 3.470%), 5.83% (a)(b)	500	503,750
(3 mo. LIBOR US + 3.330%), 6.10% (a)(b)	598	617,495
(3 mo. LIBOR US + 3.780%), 6.75% (a)(b)	925	1,005,938
U.S. Bancorp, Series J, (3 mo. LIBOR US + 2.914%), 5.30% (a)(b)	1,075	1,070,915
Wells Fargo & Co.:
(3 mo. LIBOR US + 3.990%), 5.88% (a)(b)	2,300	2,371,875
(3 mo. LIBOR US + 3.770%), 6.11% (a)(b)	817	827,723

		6,879,996
Capital Markets — 0.1%
State Street Corp., (3 mo. LIBOR US + 3.597%), 5.25% (a)(b)	315	323,584

Electric Utilities — 0.2%
Exelon Corp., 3.50%, 06/01/22	785	775,918

Industrial Conglomerates — 0.2%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00% (a)(b)	598	589,030

Insurance — 0.6%
Allstate Corp., (3 mo. LIBOR US + 2.938%), 5.75%, 08/15/53 (a)	835	857,963
MetLife Capital Trust IV, 7.88%, 12/15/37 (c)	420	520,766
MetLife, Inc., (3 mo. LIBOR US + 3.575%), 5.25% (a)(b)	900	915,570

		2,294,299
Media — 0.6%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	2,200	2,222,000

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.96%, 07/01/19 (d)	345	344,232

Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc., (3 mo. LIBOR US + 3.641%), 6.25%, 03/01/78 (a)	780	733,740
TransCanada Trust:
(3 mo. LIBOR US + 3.528%), 5.63%, 05/20/75 (a)	359	350,025
(3 mo. LIBOR US + 4.640%), 5.88%, 08/15/76 (a)	120	118,800

		1,202,565

Total Capital Trusts — 3.9% (Cost: $14,736,620)		14,631,624

Corporate Bonds — 89.2%

Aerospace & Defense — 2.4%
General Dynamics Corp., 3.00%, 05/11/21	2,060	2,053,382
Harris Corp., 4.40%, 06/15/28	955	962,466
L3 Technologies, Inc., 3.85%, 06/15/23	945	943,035
Lockheed Martin Corp.:
3.10%, 01/15/23	95	93,770
3.55%, 01/15/26	145	142,503
4.07%, 12/15/42	575	553,214
4.09%, 09/15/52	124	116,723
Northrop Grumman Corp., 3.25%, 01/15/28	910	854,911
Northrop Grumman Systems Corp., 7.88%, 03/01/26	1,000	1,250,337
Rockwell Collins, Inc.:
1.95%, 07/15/19	180	178,248
3.20%, 03/15/24	550	529,857
3.50%, 03/15/27	520	494,209

Security	Par (000)	Value
Aerospace & Defense (continued)
4.35%, 04/15/47	$240	$229,219
United Technologies Corp.:
6.05%, 06/01/36	450	518,890
4.50%, 06/01/42	340	335,992

		9,256,756
Air Freight & Logistics — 0.3%
FedEx Corp.:
3.25%, 04/01/26	120	114,903
4.10%, 02/01/45	475	428,038
4.40%, 01/15/47	597	565,260

		1,108,201
Airlines — 0.8%
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22	105	104,625
Series 2017-1, Class AA, 3.65%, 02/15/29	769	747,766
Delta Air Lines, Inc., 3.80%, 04/19/23	880	869,616
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23 (c)	592	602,727
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	688	682,258
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (c)	124	125,730

		3,132,722
Auto Components — 0.2%
ZF North America Capital, Inc., 4.75%, 04/29/25 (c)	600	599,921

Automobiles — 0.4%
BMW U.S. Capital LLC, 2.00%, 04/11/21 (c)	540	521,510
Ford Motor Co., 5.29%, 12/08/46	470	435,564
General Motors Co., 5.20%, 04/01/45	500	459,009

		1,416,083
Banks — 13.2%
Banco Santander SA:
3.13%, 02/23/23	800	759,128
3.85%, 04/12/23	200	195,598
Bank of America Corp.:
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (a)	800	799,725
4.20%, 08/26/24	1,610	1,618,403
4.00%, 01/22/25	605	597,227
3.95%, 04/21/25	1,490	1,459,209
4.45%, 03/03/26	2,305	2,310,341
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28 (a)	785	757,079
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29 (a)	1,475	1,451,743
Barclays Bank PLC, 5.14%, 10/14/20	300	307,213
Barclays PLC:
2.75%, 11/08/19	805	798,599
3.25%, 01/12/21	900	887,108
3.20%, 08/10/21	825	808,290
(3 mo. LIBOR US + 1.380%), 3.71%, 05/16/24 (e)	705	699,184
4.84%, 05/09/28	820	774,423
(3 mo. LIBOR US + 1.902%), 4.97%, 05/16/29 (a)	755	747,991
BNP Paribas SA, (5 yr. Swap Semi 30/360 US + 1.483%), 4.38%, 03/01/33 (a)(c)	1,060	994,312
Citigroup, Inc.:
2.50%, 07/29/19	950	945,738
2.45%, 01/10/20	1,500	1,483,154
4.75%, 05/18/46	550	523,008
Citizens Bank N.A., 2.55%, 05/13/21	330	321,832

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA:
3.13%, 04/26/21	$670	$667,433
4.63%, 12/01/23	700	705,091
Discover Bank, 3.35%, 02/06/23	300	292,349
Goldman Sachs Bank USA, 3.20%, 06/05/20	530	531,543
HSBC Holdings PLC:
2.65%, 01/05/22	985	953,708
(3 mo. LIBOR US + 1.000%), 3.33%, 05/18/24 (e)	865	862,405
4.25%, 08/18/25	500	490,892
4.38%, 11/23/26	270	265,408
Huntington Bancshares, Inc., 4.00%, 05/15/25	905	907,655
ING Bank NV, 2.50%, 10/01/19 (c)	950	943,104
ING Groep NV, (3 mo. LIBOR US + 1.150%), 3.48%, 03/29/22 (e)	1,040	1,057,612
Intesa Sanpaolo SpA:
3.38%, 01/12/23 (c)	485	445,810
5.02%, 06/26/24 (c)	416	377,589
3.88%, 01/12/28 (c)	495	424,323
JPMorgan Chase & Co.:
2.20%, 10/22/19	1,655	1,639,355
2.25%, 01/23/20	1,800	1,776,847
2.30%, 08/15/21	665	642,464
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (a)	800	780,524
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (a)	1,300	1,200,672
4.95%, 06/01/45	595	605,577
(3 mo. LIBOR US + 1.220%), 3.90%, 01/23/49 (a)	915	821,546
Lloyds Bank PLC, 5.80%, 01/13/20 (c)	2,000	2,075,697
Lloyds Banking Group PLC, 4.38%, 03/22/28	705	695,495
Royal Bank of Canada, 3.20%, 04/30/21	1,000	999,568
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.470%), 3.81%, 05/15/23 (e)	1,170	1,175,731
3.88%, 09/12/23	715	694,566
6.00%, 12/19/23	348	365,182
(3 mo. LIBOR US + 1.550%), 3.89%, 06/25/24 (e)	975	973,001
Santander Holdings USA, Inc., 2.70%, 05/24/19	797	794,599
Santander UK PLC:
2.13%, 11/03/20	750	728,091
5.00%, 11/07/23 (c)	1,753	1,779,623
SunTrust Banks, Inc., 4.00%, 05/01/25	760	763,622
Svenska Handelsbanken AB, 3.35%, 05/24/21	500	500,730
U.S. Bancorp, 3.10%, 04/27/26	305	287,671
Wells Fargo & Co.:
4.13%, 08/15/23	350	351,892
5.61%, 01/15/44	200	215,169
4.65%, 11/04/44	980	933,577
4.90%, 11/17/45	456	450,371
4.40%, 06/14/46	440	402,823
4.75%, 12/07/46	530	512,870

		50,331,490
Beverages — 2.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	2,725	2,687,442
3.30%, 02/01/23	3,675	3,644,272
3.65%, 02/01/26	1,763	1,725,878
4.90%, 02/01/46	675	694,155
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 04/13/28	185	184,570
4.60%, 04/15/48	225	221,682
Diageo Capital PLC, 3.00%, 05/18/20	245	245,331
Molson Coors Brewing Co.:
3.00%, 07/15/26	285	258,887

Security	Par (000)	Value
Beverages (continued)
4.20%, 07/15/46	$170	$152,627

		9,814,844
Biotechnology — 1.7%
AbbVie, Inc.:
2.50%, 05/14/20	1,200	1,185,540
2.30%, 05/14/21	495	481,005
2.85%, 05/14/23	550	529,702
3.20%, 05/14/26	240	224,099
4.40%, 11/06/42	795	755,145
Amgen, Inc.:
2.20%, 05/22/19	169	168,069
4.40%, 05/01/45	100	95,307
4.66%, 06/15/51	761	752,471
Baxalta, Inc., 4.00%, 06/23/25	950	930,024
Gilead Sciences, Inc.:
3.25%, 09/01/22	135	134,222
4.50%, 02/01/45	323	322,852
4.75%, 03/01/46	391	403,587
4.15%, 03/01/47	640	611,762

		6,593,785
Capital Markets — 6.6%
Bank of New York Mellon Corp., 2.20%, 08/16/23	1,125	1,055,962
Credit Agricole SA, 2.75%, 06/10/20 (c)	1,000	987,431
Credit Suisse AG:
3.00%, 10/29/21	665	656,102
3.63%, 09/09/24	1,150	1,130,779
Credit Suisse Group AG:
(3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (a)(c)	820	820,597
(3 mo. LIBOR US + 1.410%), 3.87%, 01/12/29 (a)(c)	595	559,495
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 04/16/21	1,350	1,344,922
3.80%, 06/09/23	547	539,903
Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (a)	1,175	1,005,236
Goldman Sachs Group, Inc.:
2.55%, 10/23/19	1,470	1,460,994
2.88%, 02/25/21	975	962,318
3.00%, 04/26/22	850	830,366
4.25%, 10/21/25	310	305,455
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29 (a)	2,945	2,900,560
4.80%, 07/08/44	370	367,107
5.15%, 05/22/45	350	348,328
Morgan Stanley:
2.20%, 12/07/18	1,250	1,248,240
7.30%, 05/13/19	1,625	1,684,341
5.63%, 09/23/19	265	273,070
2.65%, 01/27/20	775	769,372
2.50%, 04/21/21	550	537,178
5.50%, 07/28/21	10	10,582
(3 mo. LIBOR US + 1.400%), 3.76%, 10/24/23 (e)	1,675	1,713,331
4.38%, 01/22/47	580	553,881
UBS AG, 2.38%, 08/14/19	973	966,921
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21 (c)	2,150	2,117,139

		25,149,610
Chemicals — 1.0%
Air Liquide Finance SA:
2.25%, 09/27/23 (c)	520	488,361
2.50%, 09/27/26 (c)	290	264,655
E.I. du Pont de Nemours & Co., (3 mo. LIBOR US + 0.530%), 2.89%, 05/01/20 (e)	560	561,914

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co., 4.65%, 10/15/44	$350	$343,067
LyondellBasell Industries NV, 5.00%, 04/15/19	1,250	1,262,359
Sherwin-Williams Co.:
2.75%, 06/01/22	135	130,814
4.50%, 06/01/47	665	634,685

		3,685,855
Commercial Services & Supplies — 0.8%
Aviation Capital Group LLC:
6.75%, 04/06/21 (c)	1,575	1,701,327
3.88%, 05/01/23 (c)	655	653,098
Republic Services, Inc., 3.95%, 05/15/28	555	547,491

		2,901,916
Communications Equipment — 0.5%
Cisco Systems, Inc.:
1.85%, 09/20/21	1,025	978,540
2.50%, 09/20/26	1,035	958,728

		1,937,268
Consumer Finance — 2.7%
Capital One Financial Corp.:
4.25%, 04/30/25	1,200	1,195,829
3.80%, 01/31/28	340	320,940
Capital One N.A.:
2.40%, 09/05/19	250	247,977
2.35%, 01/31/20	825	813,130
2.95%, 07/23/21	735	721,891
Discover Financial Services, 4.10%, 02/09/27	475	455,612
Ford Motor Credit Co. LLC:
2.68%, 01/09/20	2,000	1,981,242
4.14%, 02/15/23	425	424,858
General Motors Financial Co., Inc.:
3.20%, 07/06/21	565	557,649
4.15%, 06/19/23	615	614,852
4.35%, 04/09/25	1,230	1,212,358
4.35%, 01/17/27	1,205	1,165,977
Synchrony Financial, 2.60%, 01/15/19	615	613,818

		10,326,133
Containers & Packaging — 0.1%
International Paper Co., 4.35%, 08/15/48	450	403,665

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.75%, 05/15/19	1,045	1,051,230
4.50%, 05/15/21	1,375	1,400,954
3.30%, 01/23/23	850	817,005
Charles Schwab Corp., 3.25%, 05/21/21	665	667,658
GE Capital International Funding Co.:
2.34%, 11/15/20	980	957,931
4.42%, 11/15/35	1,386	1,342,729
General Electric Co.:
6.75%, 03/15/32	308	376,393
6.15%, 08/07/37	205	239,921
Maple Escrow Subsidiary, Inc.:
4.06%, 05/25/23 (c)	825	827,012
4.60%, 05/25/28 (c)	225	225,833
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24 (c)	2,140	2,021,745

		9,928,411
Diversified Telecommunication Services — 3.9%
AT&T Inc.:
5.20%, 03/15/20	800	823,974
3.80%, 03/15/22	385	385,657
4.10%, 02/15/28 (c)	1,380	1,318,690

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
4.30%, 02/15/30 (c)	$2,213	$2,088,865
4.50%, 05/15/35	750	693,708
5.25%, 03/01/37	400	393,421
5.15%, 03/15/42	400	378,886
4.80%, 06/15/44	65	58,979
4.35%, 06/15/45	105	88,949
4.75%, 05/15/46	203	181,335
Orange SA, 2.75%, 02/06/19	2,000	1,998,644
Telefonica Emisiones SAU:
4.67%, 03/06/38	255	238,518
4.90%, 03/06/48	695	640,620
Verizon Communications, Inc.:
3.38%, 02/15/25	459	439,389
4.50%, 08/10/33	550	532,610
4.27%, 01/15/36	800	737,999
5.25%, 03/16/37	745	765,114
4.81%, 03/15/39	865	836,416
3.85%, 11/01/42	950	793,319
5.01%, 04/15/49	1,025	998,197
4.67%, 03/15/55	412	365,912

		14,759,202
Electric Utilities — 4.6%
American Electric Power Co., Inc., 2.15%, 11/13/20	825	804,846
American Transmission Systems, Inc., 5.25%, 01/15/22 (c)	400	420,559
DTE Electric Co., Series A, 4.05%, 05/15/48	186	184,710
Duke Energy Carolinas LLC, 3.75%, 06/01/45	420	394,231
Duke Energy Corp., 2.65%, 09/01/26	390	351,262
Duke Energy Florida LLC, 4.20%, 07/15/48	365	367,783
Duke Energy Progress LLC, 6.30%, 04/01/38	750	944,453
Emera U.S. Finance LP, 2.15%, 06/15/19	185	183,069
Entergy Arkansas, Inc., 3.70%, 06/01/24	825	832,723
Entergy Corp., 4.00%, 07/15/22	700	709,749
Evergy Inc., 5.29%, 06/15/22 (f)	745	781,254
Exelon Corp.:
2.45%, 04/15/21	2,000	1,943,694
3.40%, 04/15/26	200	189,954
Florida Power & Light Co., 5.95%, 02/01/38	800	999,858
Georgia Power Co., 2.00%, 09/08/20	635	620,296
Kentucky Utilities Co., 5.13%, 11/01/40	375	428,347
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (c)	345	344,951
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/27	115	110,541
Northern States Power Co., 6.20%, 07/01/37	725	909,682
Ohio Power Co., Series D, 6.60%, 03/01/33	675	863,300
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	660	761,513
PacifiCorp, 6.00%, 01/15/39	450	561,486
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,100,851
3.15%, 04/01/22	775	764,523
Southern Co.:
2.35%, 07/01/21	785	760,402
2.95%, 07/01/23	740	713,810
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (c)	445	443,553

		17,491,400
Energy Equipment & Services — 0.4%
Halliburton Co.:
3.80%, 11/15/25	1,280	1,270,846
5.00%, 11/15/45	148	157,685

		1,428,531

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.:
2.80%, 06/01/20	$1,000	$991,417
3.30%, 02/15/21	265	264,713
4.70%, 03/15/22	525	541,193
3.00%, 06/15/23	1,175	1,126,684
AvalonBay Communities, Inc., 4.20%, 12/15/23	1,000	1,025,563
Crown Castle International Corp.:
3.40%, 02/15/21	1,453	1,451,298
2.25%, 09/01/21	1,765	1,691,943
5.25%, 01/15/23	807	845,605
Host Hotels & Resorts LP, 6.00%, 10/01/21	725	769,067

		8,707,483
Food & Staples Retailing — 3.0%
CVS Health Corp.:
2.80%, 07/20/20	2,000	1,981,116
4.10%, 03/25/25	2,185	2,173,422
4.30%, 03/25/28	2,150	2,120,779
4.78%, 03/25/38	320	314,743
5.30%, 12/05/43	175	182,867
5.13%, 07/20/45	360	364,781
5.05%, 03/25/48	135	137,389
Kroger Co., 4.45%, 02/01/47	365	331,977
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26	195	181,751
4.80%, 11/18/44	255	240,104
Walmart, Inc.:
3.55%, 06/26/25	1,395	1,403,846
3.70%, 06/26/28	1,525	1,537,847
4.05%, 06/29/48	650	654,544

		11,625,166
Food Products — 0.8%
General Mills, Inc.:
3.20%, 04/16/21	145	144,248
3.70%, 10/17/23	240	237,554
4.20%, 04/17/28	120	117,164
Kraft Heinz Foods Co.:
5.38%, 02/10/20	1,290	1,334,088
3.00%, 06/01/26	710	639,372
5.00%, 06/04/42	250	238,677
4.38%, 06/01/46	365	315,763

		3,026,866
Gas Utilities — 0.4%
Atmos Energy Corp., 8.50%, 03/15/19	800	830,644
Fortis, Inc./Canada, 2.10%, 10/04/21	945	901,755

		1,732,399
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories:
2.35%, 11/22/19	233	231,636
3.75%, 11/30/26	1,000	982,922
4.75%, 11/30/36	385	405,481
4.75%, 04/15/43	117	121,800
4.90%, 11/30/46	260	279,897
Becton Dickinson and Co.:
2.13%, 06/06/19	845	840,873
2.68%, 12/15/19	88	87,340
(3 mo. LIBOR US + 1.030%), 3.34%, 06/06/22 (e)	1,525	1,530,002
Medtronic, Inc.:
3.15%, 03/15/22	960	952,311
4.63%, 03/15/44	500	526,657
4.63%, 03/15/45	715	757,932
Stryker Corp., 3.50%, 03/15/26	160	155,341

		6,872,192
Health Care Providers & Services — 2.0%
Aetna, Inc.:
2.80%, 06/15/23	350	333,490

Security	Par (000)	Value
Health Care Providers & Services (continued)
3.50%, 11/15/24	$395	$383,703
Anthem, Inc.:
4.35%, 08/15/20	700	716,245
2.50%, 11/21/20	285	280,163
5.10%, 01/15/44	300	309,565
Coventry Health Care, Inc., 5.45%, 06/15/21	850	894,271
HCA, Inc.:
5.25%, 06/15/26	803	797,540
4.50%, 02/15/27	362	340,733
5.50%, 06/15/47	559	512,883
UnitedHealth Group, Inc.:
3.35%, 07/15/22	75	75,107
2.88%, 03/15/23	1,175	1,145,035
3.75%, 07/15/25	770	770,128
4.63%, 11/15/41	645	673,108
4.75%, 07/15/45	120	128,209
4.25%, 06/15/48	200	200,555

		7,560,735
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20	85	84,425
4.88%, 12/09/45	365	383,207

		467,632
Household Durables — 0.5%
Newell Brands, Inc.:
3.85%, 04/01/23	1,540	1,516,922
4.20%, 04/01/26	235	227,023
5.50%, 04/01/46	125	121,837

		1,865,782
Industrial Conglomerates — 0.2%
Eaton Corp., 4.15%, 11/02/42	375	361,618
Tyco Electronics Group SA, 3.50%, 02/03/22	600	602,892

		964,510
Insurance — 1.3%
American International Group, Inc.:
6.40%, 12/15/20	485	519,834
3.30%, 03/01/21	220	219,845
3.90%, 04/01/26	740	716,156
Aon PLC, 4.00%, 11/27/23	1,760	1,781,169
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20	1,000	986,166
3.75%, 03/14/26	600	594,130
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	90	119,163

		4,936,463
Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.:
2.40%, 02/22/23	550	528,936
2.80%, 08/22/24	525	505,858
3.15%, 08/22/27	1,975	1,891,436

		2,926,230
IT Services — 0.9%
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	1,590	1,600,025
3.50%, 04/15/23	330	326,157
5.00%, 10/15/25	119	125,118
4.75%, 05/15/48	240	231,849
Visa, Inc.:
2.80%, 12/14/22	510	500,627
3.15%, 12/14/25	620	599,775
Xerox Corp., 3.63%, 03/15/23	40	38,380

		3,421,931
Life Sciences Tools & Services — 0.7%
Life Technologies Corp., 6.00%, 03/01/20	820	854,724

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	$1,850	$1,909,812

		2,764,536
Machinery — 0.3%
John Deere Capital Corp.:
2.38%, 07/14/20	830	817,961
2.65%, 06/24/24	215	204,819

		1,022,780
Media — 3.2%
21st Century Fox America, Inc., 6.40%, 12/15/35	306	367,062
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 07/23/22	1,075	1,088,208
4.50%, 02/01/24	925	924,089
6.38%, 10/23/35	325	339,627
6.48%, 10/23/45	2,100	2,213,474
5.38%, 05/01/47	100	90,810
5.75%, 04/01/48	385	372,726
6.83%, 10/23/55	57	61,110
Comcast Corp.:
4.25%, 01/15/33	650	634,758
6.50%, 11/15/35	125	148,616
4.50%, 01/15/43	225	212,767
4.60%, 08/15/45	230	221,608
Cox Communications, Inc.:
3.35%, 09/15/26 (c)	460	425,289
3.50%, 08/15/27 (c)	1,105	1,027,937
Discovery Communications LLC:
2.95%, 03/20/23	345	329,933
3.95%, 03/20/28	575	544,534
5.20%, 09/20/47	335	324,931
Grupo Televisa SAB, 6.63%, 01/15/40	405	438,210
Sky PLC, 2.63%, 09/16/19 (c)	200	198,588
Time Warner Cable LLC:
8.25%, 04/01/19	695	720,880
4.50%, 09/15/42	137	112,566
Viacom, Inc.:
4.38%, 03/15/43	199	166,971
5.85%, 09/01/43	274	273,877
Warner Media LLC:
3.60%, 07/15/25	305	289,999
3.88%, 01/15/26	592	568,744
3.80%, 02/15/27	315	297,478

		12,394,792
Metals & Mining — 0.3%
Rio Tinto Finance USA Ltd.:
3.75%, 06/15/25	74	74,431
7.13%, 07/15/28	550	694,978
Southern Copper Corp., 5.88%, 04/23/45	425	452,255

		1,221,664
Multiline Retail — 0.2%
Target Corp., 2.50%, 04/15/26	850	781,013

Multi-Utilities — 2.0%
Berkshire Hathaway Energy Co., 4.50%, 02/01/45	900	920,764
CMS Energy Corp., 5.05%, 03/15/22	1,644	1,723,823
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19	845	837,190
Dominion Energy, Inc., 1.88%, 01/15/19	525	521,867
NiSource, Inc., 5.25%, 02/15/43	440	486,918
Pacific Gas & Electric Co.:
3.85%, 11/15/23	575	566,947
4.25%, 03/15/46	152	135,624
4.00%, 12/01/46	114	98,245

Security	Par (000)	Value
Multi-Utilities (continued)
Sempra Energy, 2.40%, 02/01/20	$520	$513,715
Virginia Electric & Power Co.:
6.00%, 01/15/36	900	1,081,987
4.45%, 02/15/44	350	355,565
WEC Energy Group, Inc., 3.38%, 06/15/21	235	235,668

		7,478,313
Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp., 6.60%, 03/15/46	500	600,931
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
6.25%, 10/15/22	336	348,052
3.50%, 12/01/22	70	68,395
4.25%, 12/01/27	180	172,421
Cenovus Energy, Inc., 4.25%, 04/15/27	425	409,357
Chevron Corp., 2.19%, 11/15/19	255	253,211
Cimarex Energy Co., 3.90%, 05/15/27	940	902,597
Concho Resources, Inc., 3.75%, 10/01/27	1,205	1,159,143
ConocoPhillips Co., 4.95%, 03/15/26	600	646,667
Continental Resources, Inc.:
4.50%, 04/15/23	1,330	1,349,661
3.80%, 06/01/24	725	707,267
4.90%, 06/01/44	358	350,619
Devon Energy Corp.:
3.25%, 05/15/22	731	718,586
5.00%, 06/15/45	204	207,526
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	485	557,508
Encana Corp., 6.50%, 05/15/19	750	770,888
Energy Transfer Partners LP:
5.20%, 02/01/22	5	5,186
6.50%, 02/01/42	560	576,968
5.30%, 04/15/47	36	33,003
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,020	1,055,835
Enterprise Products Operating LLC, 5.70%, 02/15/42	435	480,581
Hess Corp., 5.80%, 04/01/47	600	620,005
Kerr-McGee Corp., 7.88%, 09/15/31	450	570,664
Kinder Morgan Energy Partners LP:
6.50%, 04/01/20	1,515	1,592,265
7.30%, 08/15/33	800	939,852
5.00%, 03/01/43	490	454,486
5.50%, 03/01/44	525	519,891
Kinder Morgan, Inc.:
6.50%, 09/15/20	925	982,589
3.15%, 01/15/23	750	724,140
Marathon Oil Corp.:
2.80%, 11/01/22	1,200	1,150,601
4.40%, 07/15/27	735	737,600
Marathon Petroleum Corp., 4.75%, 09/15/44	381	362,489
MPLX LP, 4.70%, 04/15/48	595	551,688
Noble Energy, Inc., 5.25%, 11/15/43	425	432,395
Pioneer Natural Resources Co., 3.45%, 01/15/21	255	255,517
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19	900	890,743
4.90%, 02/15/45	300	270,616
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	750	783,805
5.75%, 05/15/24	425	453,328
Schlumberger Norge AS, 4.20%, 01/15/21 (c)	975	996,201
Spectra Energy Partners LP, 3.38%, 10/15/26	880	810,759
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	800	728,258

5

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	$1,400	$1,338,551
TransCanada PipeLines Ltd., 4.88%, 05/15/48	165	166,608
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28 (c)	265	257,543
Western Gas Partners LP, 5.38%, 06/01/21	1,025	1,062,501
Williams Partners LP, 4.50%, 11/15/23	1,300	1,319,804

		30,347,301
Pharmaceuticals — 3.1%
Allergan Funding SCS:
3.45%, 03/15/22	2,835	2,789,605
4.55%, 03/15/35	225	212,885
4.85%, 06/15/44	248	239,542
Bayer U.S. Finance II LLC:
3.88%, 12/15/23 (c)	825	825,035
4.25%, 12/15/25 (c)	1,150	1,156,154
Johnson & Johnson:
2.45%, 03/01/26	510	478,496
3.55%, 03/01/36	560	538,374
Merck & Co., Inc., 2.35%, 02/10/22	310	301,881
Mylan NV, 2.50%, 06/07/19	182	181,171
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19	1,000	984,287
2.40%, 09/23/21	1,310	1,254,147
2.88%, 09/23/23	1,445	1,359,448
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	514	492,258
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21	415	384,928
Wyeth LLC, 5.95%, 04/01/37	425	518,103

		11,716,314
Road & Rail — 1.6%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	500	592,446
Canadian National Railway Co., 6.25%, 08/01/34	575	719,229
Canadian Pacific Railway Co., 7.25%, 05/15/19 .	500	518,316
CSX Corp.:
3.80%, 03/01/28	480	467,642
4.30%, 03/01/48	355	338,286
Kansas City Southern, 2.35%, 05/15/20	370	363,412
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22 (c)	1,000	985,650
Ryder System, Inc., 2.88%, 09/01/20	1,000	989,028
Union Pacific Corp.:
4.05%, 03/01/46	355	336,155
4.50%, 09/10/48	300	304,963
4.80%, 09/10/58	350	361,972

		5,977,099
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.:
2.50%, 12/05/21	340	329,429
3.50%, 12/05/26	80	76,300
Applied Materials, Inc., 3.30%, 04/01/27	705	684,242
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20	2,035	2,008,484
3.00%, 01/15/22	1,425	1,386,041
3.63%, 01/15/24	1,055	1,021,249
3.88%, 01/15/27	138	130,528
KLA-Tencor Corp., 4.65%, 11/01/24	40	41,340
NVIDIA Corp.:
2.20%, 09/16/21	490	475,846

Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
3.20%, 09/16/26	$1,185	$1,141,747
NXP BV/NXP Funding LLC, 4.63%, 06/01/23 (c) .	775	781,781
QUALCOMM, Inc.:
(3 mo. LIBOR US + 0.360%), 2.69%, 05/20/19 (e)	1,020	1,029,612
(3 mo. LIBOR US + 0.450%), 2.78%, 05/20/20 (e)	440	444,244
3.25%, 05/20/27	1,250	1,163,134
4.30%, 05/20/47	510	474,465

		11,188,442
Software — 2.4%
Microsoft Corp.:
2.00%, 08/08/23	1,150	1,085,539
2.88%, 02/06/24	990	969,211
2.40%, 08/08/26	1,235	1,142,432
4.10%, 02/06/37	530	552,194
3.75%, 02/12/45	466	456,714
4.45%, 11/03/45	517	555,718
3.70%, 08/08/46	370	359,820
Oracle Corp.:
2.40%, 09/15/23	2,050	1,933,776
2.65%, 07/15/26	1,190	1,097,457
3.25%, 11/15/27	800	764,941
4.00%, 11/15/47	295	277,675

		9,195,477
Specialty Retail — 0.3%
Home Depot, Inc.:
4.40%, 03/15/45	215	219,829
4.25%, 04/01/46	335	337,013
Lowe’s Cos., Inc., 3.70%, 04/15/46	425	378,928
QVC, Inc., 4.38%, 03/15/23	250	247,022

		1,182,792
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc.:
(3 mo. LIBOR US + 0.500%), 2.87%, 02/09/22 (e)	1,725	1,745,894
2.85%, 02/23/23	1,010	994,240
3.25%, 02/23/26	855	834,562
2.45%, 08/04/26	1,050	963,734
2.90%, 09/12/27	375	352,028
4.38%, 05/13/45	960	988,259
3.85%, 08/04/46	730	688,536
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (c)	595	716,570

		7,283,823
Tobacco — 2.1%
Altria Group, Inc.:
2.63%, 09/16/26	210	191,233
4.50%, 05/02/43	450	431,598
BAT Capital Corp.:
3.22%, 08/15/24 (c)	1,235	1,169,833
3.56%, 08/15/27 (c)	640	595,457
BAT International Finance PLC, 2.75%, 06/15/20 (c)	1,000	989,092
Philip Morris International, Inc., 3.88%, 08/21/42	700	624,323
Reynolds American, Inc.:
4.00%, 06/12/22	730	734,546
4.85%, 09/15/23	220	228,677
4.45%, 06/12/25	2,000	2,012,806

6

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tobacco (continued)
5.70%, 08/15/35	$550	$590,501
7.00%, 08/04/41	350	426,935

		7,995,001
Trading Companies & Distributors — 0.8%
Air Lease Corp.:
2.50%, 03/01/21	905	881,116
3.38%, 06/01/21	540	537,098
3.88%, 07/03/23	900	891,074
International Lease Finance Corp., 5.88%, 04/01/19	885	903,112

		3,212,400
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 5.00%, 03/30/20	468	480,926
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21 (c)	276	273,142
Vodafone Group PLC:
3.75%, 01/16/24	850	842,736
4.38%, 02/19/43	327	293,851
5.25%, 05/30/48	320	319,115

		2,209,770

Total Corporate Bonds — 89.2% (Cost: $344,974,774)		340,344,699

Foreign Agency Obligations — 1.4%

China — 0.2%
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	800	771,305

Mexico — 1.2%
Petroleos Mexicanos:
5.50%, 01/21/21	1,300	1,338,337
6.38%, 02/04/21	633	666,233
5.38%, 03/13/22	155	158,953
4.63%, 09/21/23	825	813,450
6.38%, 01/23/45	475	437,475
6.35%, 02/12/48 (c)	1,060	956,650

		4,371,098

Total Foreign Agency Obligations — 1.4% (Cost: $5,310,381)		5,142,403

Foreign Government Obligations — 1.8%

Colombia — 0.3%
Republic of Colombia:
5.63%, 02/26/44	413	438,813
5.00%, 06/15/45	560	550,900

		989,713
Indonesia — 0.3%
Republic of Indonesia:
4.13%, 01/15/25 (c)	350	343,560
3.50%, 01/11/28	975	900,391

		1,243,951

Security	Par (000)	Value
Mexico — 0.7%
United Mexican States:
4.15%, 03/28/27	$470	$462,715
4.75%, 03/08/44	1,123	1,042,019
4.60%, 02/10/48	1,250	1,150,000

		2,654,734
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	290	336,763

Poland — 0.1%
Republic of Poland, 3.25%, 04/06/26	440	424,600

Uruguay — 0.3%
Republic of Uruguay:
4.38%, 10/27/27	940	951,750
5.10%, 06/18/50	375	368,625

		1,320,375
Total Foreign Government Obligations — 1.8% (Cost: $7,088,680)		6,970,136

Taxable Municipal Bonds — 2.3%
Chicago O’Hare International Airport RB, 6.40%, 01/01/40	1,000	1,323,820
Los Angeles Department of Water & Power RB, 6.57%, 07/01/45	1,075	1,518,405
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,644,919
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,380,691
State of California GO:
7.30%, 10/01/39	510	722,568
7.63%, 03/01/40	1,125	1,659,195
7.60%, 11/01/40	430	646,707

Total Taxable Municipal Bonds — 2.3% (Cost: $7,432,401)		8,896,305

Total Long-Term Investments — 98.6% (Cost: $379,542,856)		375,985,167

	Shares

Short-Term Securities — 1.1%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.68% (g)	4,169,645	4,169,645

Total Short-Term Securities — 1.1% (Cost: $4,169,645)		4,169,645

Options Purchased — 0.0% (Cost: $174,555)		111,549

Total Investments — 99.7% (Cost: $383,887,056)		380,266,361
Other Assets Less Liabilities — 0.3%		1,150,893

Net Assets — 100.0%		$381,417,254

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Perpetual security with no stated maturity date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings

7

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio

group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Notes (10 Year)	4	09/19/18	$513	$(443)
U.S. Ultra Treasury Bonds	116	09/19/18	18,509	525,242
U.S. Treasury Notes (10 Year)	5	09/19/18	601	(1,100)
U.S. Treasury Bonds (30 Year)	17	09/19/18	2,465	51,493
U.S. Treasury Notes (2 Year)	56	09/28/18	11,862	8,599

				583,791

Short Contracts
U.S. Treasury Notes (5 Year)	18	09/28/18	2,045	(6,944)

				$576,847

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty				Value
Put
30Y RTP 3.500000 06-JUN-2019	3.50%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	Citibank N.A.	06/06/19	3.50%	$8,620	$111,549

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)	Value	Paid
2.38%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	05/14/25	$1,900	$64,735	$29	$64,706

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation
Host Hotels & Resorts LP	1.00%	Quarterly	Credit Suisse International	03/20/19	BBB	$825	$7,261	$726	$6,535
American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/21	BBB-	$1,875	81,407	45,726	35,681

							$88,668	$46,452	$42,216

(a)	Using S&P’s rating of the issuer.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs

8

Schedule of Investments (unaudited) (continued) June 30, 2018	Series C Portfolio

(Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$375,985,167	$—	$375,985,167
Short-Term Securities	4,169,645	—	—	4,169,645
Options Purchased:
Interest rate contracts	—	111,549	—	111,549

	$4,169,645	$376,096,716	$—	$380,266,361

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$42,216	$—	$42,216
Interest rate contracts	585,334	64,706	—	650,040
Liabilities:
Interest rate contracts	(8,487)	—	—	(8,487)

	$576,847	$106,922	$—	$683,769

(a)	See above Schedule of Investments for values in each security type.

(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 95.8%

Alabama — 1.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Methodist Home for the Aging Project, Series 2015-1, RB, 5.50%, 06/01/30	$500	$547,575
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Warrants, Series D, 6.50%, 10/01/53	1,000	1,175,670
State of Alabama Docks Department, Refunding RB, AMT, (AGM), Series A, 5.00%, 10/01/35	1,000	1,119,220

		2,842,465
Alaska — 0.2%
Northern Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A:
4.63%, 06/01/23	90	92,200
5.00%, 06/01/46	315	314,997

		407,197
Arizona — 2.1%
Arizona IDA:
RB, Academies Math & Science Project, Series B, 5.13%, 07/01/47 (a)	195	189,692
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/26 (a)	300	320,988
Refunding RB, Basis Schools Projects, Series A, 5.13%, 07/01/37 (a)	605	629,738
Refunding RB, Odyssey Prepatory Academy Project, 5.50%, 07/01/52 (a)	485	482,042
City of Phoenix IDA:
RB, Legacy Traditional Schools Project, 5.00%, 07/01/46 (a)	570	585,493
Refunding RB, Basis Schools Projects, 5.00%, 07/01/45 (a)	140	143,317
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/35 (a)	45	46,446
Refunding RB, Basis Schools Projects, Series A, 5.00%, 07/01/46 (a)	50	51,154
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/35 (a)	300	309,642
Refunding RB, Legacy Traditional Schools Project, 5.00%, 07/01/45 (a)	100	102,308
La Paz County IDA, RB, Imagine Schools West Middle Project, 5.88%, 06/15/48 (a)	285	286,961
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	500	606,590

		3,754,371
Arkansas — 0.3%
Pulaski County Public Facilities Board, RB:
5.00%, 12/01/39	230	251,726
5.00%, 12/01/42	250	273,163

		524,889
California — 9.8%
California County Tobacco Securitization Agency:
RB, Asset-Backed, 5.45%, 06/01/28	500	505,500
RB, Asset-Backed, 5.60%, 06/01/36	425	428,630
RB, Asset-Backed, 5.70%, 06/01/46	760	764,340
Refunding RB, Asset-Backed, Merced County Project, Series A, 5.00%, 06/01/26	20	20,049
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.00%, 06/01/26	275	275,679
Refunding RB, Asset-Backed, Sonoma County Corp. Project, 5.25%, 06/01/45	330	330,822

Security	Par (000)	Value
California (continued)
Refunding RB, Golden Gate Tobacco Project, Series A, 5.00%, 06/01/36	$300	$300,006
California Educational Facilities Authority, RB, Chapman University Project, 5.00%, 04/01/45	500	547,200
California Infrastructure & Economic Development Bank, Refunding RB, Academy Motion Picture Art Project, 4.00%, 11/01/45	750	775,058
California Municipal Finance Authority:
RB, John Adams Academics Project, 5.00%, 10/01/35	250	253,595
RB, John Adams Academics Project, 5.25%, 10/01/45	250	254,638
RB, Sycamore Academy Project, 5.63%, 07/01/44 (a)	150	153,324
Refunding RB, Community Medical Centers Project, Series A, 5.00%, 02/01/46	650	712,829
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45 (a)	1,770	1,878,342
California School Finance Authority, RB:
Alliance College-Ready Public Schools Project, 5.00%, 07/01/51 (a)	300	320,790
Alta Public Schools Project, Series A, 6.75%, 11/01/45 (a)	250	264,708
California Statewide Communities Development Authority:
RB, Loma Linda University Medical Center Project, Series A, 5.25%, 12/01/56 (a)	100	107,769
Refunding RB, (AGM), 5.00%, 11/15/49	500	550,845
Refunding RB, 899 Charleston Project, Series A, 5.25%, 11/01/44 (a)	250	265,438
California Statewide Financing Authority, RB, Asset-Backed:
Series A, 6.00%, 05/01/43	85	85,023
Series B, 5.63%, 05/01/29	110	110,108
Series B, 6.00%, 05/01/43	315	315,085
City of Irvine, Community Facilities District No. 2013-3, (Great Park) Improvement Area No. 1, Special Tax Bonds, 5.00%, 09/01/44	250	269,030
City of Los Angeles Department of Airports, RB, AMT, Los Angeles International Airport Project, 5.00%, 05/15/46	1,000	1,116,900
City of Roseville, CDF No. 1, Special Tax Bonds, 5.00%, 09/01/44	500	533,505
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Senior, Series A-1, 5.00%, 06/01/33	355	355,071
Asset-Backed, Senior, Series A-1, 5.75%, 06/01/47	1,240	1,240,298
Series A-1, 5.25%, 06/01/47	355	369,342
Oakland Unified School District, GO, Series A, 5.00%, 08/01/40	350	397,677
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	500	576,335
San Diego Tobacco Settlement Revenue Funding Corp., Refunding RB, Series C, 4.00%, 06/01/32	935	951,849
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay’s Redevelopment Project, Sub-Series D, 0.00%, 08/01/31 (a)(b)	580	305,213
Tobacco Securitization Authority of Southern California, Refunding RB, Senior, Series A-1:

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
5.00%, 06/01/37	$1,260	$1,263,150
5.13%, 06/01/46	575	576,253

		17,174,401
Colorado — 3.9%
Amber Creek Metropolitan District, GO, Refunding, Series A, 5.13%, 12/01/47	1,000	999,200
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47 (a)	155	158,067
Colorado Educational & Cultural Facilities Authority, Refunding RB, Charter School-University Project, 5.00%, 12/15/45	500	523,720
Colorado Health Facilities Authority:
RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/38	215	227,180
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/40	815	871,390
RB, Catholic Health Initiatives Project, Series A, 5.25%, 01/01/45	610	650,901
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 07/01/39	400	408,096
Refunding RB, Catholic Health Initiatives Project, Series A, 5.00%, 02/01/41	200	208,382
Refunding RB, Sunny Vista Living Center Project, Series A, 6.13%, 12/01/45 (a)	130	137,392
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	500	524,805
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	925	1,007,723
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	499,830
Serenity Ridge Metropolitan District No. 2, GO, Refunding, Series A, 5.13%, 12/01/37	550	566,450

		6,783,136
Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series B-1, 4.00%, 05/15/45	370	375,791
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45 (a)	215	221,061
Mohegan Tribe of Indians of Connecticut:
RB, Series A, 6.75%, 02/01/45 (a)	98	106,692
Refunding RB, Priority District Project, Series C, 6.25%, 02/01/30 (a)	330	366,049
State of Connecticut, GO, Series A, 5.00%, 04/15/37	1,035	1,144,544

		2,214,137
Delaware — 0.6%
Delaware State EDA, RB, Exempt Facility Indian River Power Project, 5.38%, 10/01/45	505	523,301
Kent County Student Housing & Dining Facilities Authority, RB, Dover State University Project, Series A, 5.00%, 07/01/58	560	597,946

		1,121,247
Florida — 5.2%
Babcock Ranch Community Independent Special District, Special Assessment Bonds, 4.25%, 11/01/21	335	342,179
Brevard County Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	500	540,860
Capital Region Community Development District, Special Assessment Bonds, Refunding, Series A-2, 4.60%, 05/01/31	485	487,299

Security	Par (000)	Value
Florida (continued)
Capital Trust Agency, Inc., RB, Gardens Apartments Project, Series A, 5.00%, 07/01/50	$500	$521,870
Celebration Pointe Community Development District, Special Assessment Bonds:
5.13%, 05/01/45	250	254,580
Alachua County Project, 4.00%, 05/01/22 (a)	100	101,840
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,000	1,092,260
Florida Development Finance Corp., RB:
AMT, Waste Pro USA, Inc. Project, 5.00%, 08/01/29 (a)(c)	470	488,227
Renaissance Charter School Project, Series A, 6.13%, 06/15/44	45	46,820
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48 (a)	355	372,526
Greater Orlando Aviation Authority, Refunding RB, AMT, Special Purpose JetBlue Airway Project, 5.00%, 11/15/36	250	263,773
Hillsborough County Aviation Authority, Refunding RB, AMT, Tampa International Project, Series A, 5.00%, 10/01/44	350	382,074
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.88%, 05/01/35	250	254,560
Village of Lakewood Ranch Project, Series 2016, 5.13%, 05/01/46	100	103,812
Miami Health Facilities Authority, Refunding RB, Miami Jewish Health Systems Obligation Project:
5.13%, 07/01/38	500	552,880
5.13%, 07/01/46	390	428,747
Orange County Health Facilities Authority:
RB, Presbyterian Retirement Community Project, 5.00%, 08/01/35	250	272,667
Refunding RB, Presbyterian Retirement Community Project, 5.00%, 08/01/41	695	758,182
Putnam County Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,000	1,126,440
Trout Creek Community Development District, Special Assessment Bonds:
4.50%, 05/01/23	250	249,985
5.00%, 05/01/28	240	239,983
5.63%, 05/01/45	250	252,301

		9,133,865
Georgia — 0.4%
Gainesville & Hall County Hospital Authority, Refunding RB, North East Georgia Health Systems, Inc. Project, 5.50%, 08/15/54	250	287,733
Georgia Housing & Finance Authority, RB, Series A:
3.95%, 12/01/43	270	272,217
4.00%, 12/01/48	140	140,832

		700,782
Hawaii — 0.1%
State of Hawaii Department of Budget & Finance, Refunding RB, 5.00%, 01/01/45 (a)	220	217,452

Illinois — 8.7%
City of Chicago Board of Education, GO:
Refunding, Series C, 5.00%, 12/01/34	625	644,381
Refunding, Series D, 5.00%, 12/01/25	290	303,131

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Refunding, Series F, 5.00%, 12/01/22	$215	$224,226
Series A, 5.00%, 12/01/42	325	324,987
Series H, 5.00%, 12/01/46	625	636,719
City of Chicago, GO, Refunding, Series A:
5.00%, 01/01/36	250	258,235
6.00%, 01/01/38	275	309,639
City of Chicago, O’Hare International Airport Revenue:
Refunding RB, Senior Lien, Series D, 5.00%, 01/01/39	260	281,713
Refunding RB, Series D, 5.00%, 01/01/46	1,000	1,096,200
City of Chicago, Wastewater Transmission Revenue, Refunding RB, Second Lien, Series C, 5.00%, 01/01/39	500	535,730
Cook County Community College District No. 508, GO, 5.25%, 12/01/30	920	972,670
Illinois Finance Authority, Refunding RB:
Chicago LLC University of Illinois at Chicago Project, 5.00%, 02/15/47	900	972,423
Lutheran Home & Services Project, 5.50%, 05/15/30	500	528,065
Presence Health Network Project, Series C, 5.00%, 02/15/36	1,500	1,707,930
Presence Health Network Project, Series C, 5.00%, 02/15/41	650	738,530
Senior, Rogers Park Montessori School Project, 6.13%, 02/01/45	150	157,154
Southern Illinois Healthcare Enterprises, Inc. Project, 4.00%, 03/01/35	600	606,108
Metropolitan Pier & Exposition Authority:
RB, McCormick Place Expansion Project, Series 2015A, 5.50%, 06/15/53	390	418,525
Refunding RB, McCormick Place Expansion Project, Series B, 5.00%, 06/15/52	80	82,276
Refunding RB, McCormick Project, Series B-2, 5.00%, 06/15/50	600	610,458
Refunding RB, McCormick Project, Series B-2, 5.20%, 06/15/50	405	413,562
State of Illinois, GO:
5.00%, 01/01/28	1,005	1,059,541
5.00%, 04/01/31	1,000	1,036,780
5.50%, 07/01/33	365	384,834
5.00%, 03/01/37	300	305,805
5.00%, 05/01/39	275	282,816
Series A, 5.00%, 01/01/33	310	316,364

		15,208,802
Indiana — 1.7%
City of Vincennes, Refunding RB, Southwest Industrial Regional Youth Village Factory Project, 6.25%, 01/01/29 (a)	455	467,390
County of Allen RB, StoryPoint Fort Wayne Project:
6.63%, 01/15/34 (a)	100	107,860
6.75%, 01/15/43 (a)	395	425,474
6.88%, 01/15/52 (a)	380	410,096
Indiana Finance Authority:
RB, AMT, Private Activity Bond, Ohio River Bridges East End Crossing Project, 5.25%, 01/01/51	1,000	1,073,390
Refunding RB, Marquette Project, 4.75%, 03/01/32	270	276,542
Town of Chesterton RB, StoryPoint Chesterton Project, Series A, 6.38%, 01/15/51 (a)	265	277,312

		3,038,064

Security	Par (000)	Value
Iowa — 1.2%
Iowa Finance Authority Refunding RB, Iowa Fertilizer Co. Project:
5.25%, 12/01/25	$310	$331,319
Series A, 5.25%, 12/01/50 (c)	400	419,912
Series B, 5.25%, 12/01/50 (c)	750	798,030
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.50%, 06/01/42	485	486,819

		2,036,080
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Health Project, Series A, 5.25%, 06/01/41	500	547,625

Louisiana — 0.3%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Projects, Series C, 7.00%, 09/15/44 (a)	475	492,471

Maryland — 1.5%
Anne Arundel County Consolidated Special Taxing District, Special Tax Bonds, Villages at 2 Rivers Project, 5.25%, 07/01/44	250	253,213
City of Baltimore, Refunding RB, Baltimore Research Park Project, Series A, 4.00%, 09/01/27	100	103,373
County of Frederick, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43 (a)	150	161,739
Maryland Economic Development Corp:
RB, AMT, Green Bonds, Purple Line Light Rail Project, 5.00%, 03/31/51	620	674,473
Refunding RB, Towson University Project, 5.00%, 07/01/37	700	740,222
Refunding RB, University of Maryland Project, 5.00%, 07/01/39	100	107,564
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Meritus Medical Center Project, 5.00%, 07/01/40	500	535,600

		2,576,184
Massachusetts — 3.3%
Massachusetts Development Finance Agency:
RB, Baystate Medical Center Project, Series N, 5.00%, 07/01/44	500	543,335
RB, Emerson College Project, Series A, 5.00%, 01/01/47	500	547,010
RB, Green Bonds, Boston Medical Center Project, 5.00%, 07/01/44	180	194,996
RB, University of Massachusetts Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,083,460
Refunding RB, Covanta Energy Project, Series B, 4.88%, 11/01/42 (a)	350	350,102
Refunding RB, Emerson College Project, 5.00%, 01/01/41	490	527,941
Refunding RB, Emmanuel College Project, Series A, 5.00%, 10/01/35	750	821,483
Massachusetts Housing Finance Agency, Refunding RB, AMT, Series A:
4.45%, 12/01/42	640	666,291
4.50%, 12/01/47	1,015	1,056,087

		5,790,705

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan — 1.5%
Michigan Finance Authority, Refunding RB, AMT, Senior Lien, Detroit Water & Sewerage Department Project, 5.00%, 07/01/44	$250	$267,425
Michigan State Housing Development Authority, RB, Series A, 4.05%, 10/01/48	530	532,412
Michigan Tobacco Settlement Finance Authority, RB, Turbo Project, Series A, 6.88%, 06/01/42	500	500,980
Wayne County Airport Authority:
RB, AMT, Detroit Metropolitan Wayne County Airport Project, 5.00%, 12/01/39	250	273,615
RB, Detroit Metropolitan Wayne County Airport Project, Series B, 5.00%, 12/01/44	500	550,865
RB, Series D, 5.00%, 12/01/40	500	557,205

		2,682,502
Minnesota — 0.9%
City of Brooklyn Park, RB, Athlos Leadership Academy Project, 5.25%, 07/01/30	350	357,802
City of Deephaven, Refunding RB, Eagle Ridge Academy Project, Series 2015A, 5.25%, 07/01/37	605	639,025
Housing & Redevelopment Authority of the City of St. Paul Minnesota, RB:
Great River School Project, Series A, 5.50%, 07/01/38 (a)	240	249,312
Hmong College Prep Academy Project, Series E, 5.50%, 09/01/36	310	326,414

		1,572,553
Missouri — 0.9%
City of St. Louis IDA, Refunding RB, Ballpark Village Development Project, Series A:
4.38%, 11/15/35	215	220,831
4.75%, 11/15/47	240	247,171
Kansas City IDA, Refunding RB, Kansas City United Methodist Church Project, 5.75%, 11/15/36 (a)	220	212,722
Kansas City Land Clearance Redevelopment Authority, Tax Allocation Bonds:
Convention Center Hotel Project, Series B, 4.38%, 02/01/31 (a)	170	173,533
Convention Center Hotel Project, Series B, 5.00%, 02/01/40 (a)	260	270,540
Plaza at Noah’s Ark Community Improvement District, Refunding Tax Allocation Bonds, 5.00%, 05/01/35	400	390,196

		1,514,993
Montana — 0.1%
Montana Board of Housing, RB, State Single Family Housing Project, Series A-2, 4.00%, 12/01/45	210	215,277

Nebraska — 0.3%
Douglas County Hospital Authority No. 3, Refunding RB, Health Facilities NE Methodist Hospital Project, 5.00%, 11/01/45	500	547,405

New Jersey — 8.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	250	268,750
5.25%, 11/01/44	560	601,026

Security	Par (000)	Value
New Jersey (continued)
Essex County Improvement Authority, RB, AMT, 5.25%, 07/01/45 (a)	$250	$252,730
New Jersey EDA:
RB, AMT, Continental Airlines, Inc. Project, 4.88%, 09/15/19	400	408,044
RB, AMT, Kapkowski Road Landfill Project, Series 1998 B-MB, 6.50%, 04/01/31	100	114,257
RB, AMT, Private Activity - The Goethals Project, 5.38%, 01/01/43	500	545,185
RB, Provident Group-Kean Properties Project, 5.00%, 07/01/32	200	219,722
RB, Series WW, 5.25%, 06/15/40	1,000	1,074,540
Refunding RB, 5.00%, 06/15/23	200	216,186
Refunding RB, (AGM), Provident Group-Montclair Project, 5.00%, 06/01/37	200	223,276
Refunding RB, Charter, Greater Brunswick Project, Series A, 6.00%, 08/01/49 (a)	250	254,050
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group Project, Series A, 4.00%, 07/01/47	540	546,518
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health Obligated Project, 4.25%, 07/01/44	395	406,585
Barnabas Health Obligated Project, 5.00%, 07/01/44	220	240,942
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Notes, Series A-1, 5.00%, 06/15/28	1,700	1,866,940
Transportation Program, Series AA, 5.00%, 06/15/38	325	338,205
Transportation Program, Series AA, 5.25%, 06/15/41	205	219,895
Transportation Program, Series AA, 5.00%, 06/15/44	30	31,461
Transportation Program, Series AA, 5.00%, 06/15/44	30	31,294
Transportation Program, Series AA, 5.00%, 06/15/46	450	474,547
Transportation Program, Series B, 5.00%, 06/15/42	280	288,263
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/43	1,000	1,106,358
South Jersey Port Corp., RB, Series A, 5.00%, 01/01/49	1,000	1,088,240
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/36	345	389,557
Series A, 5.00%, 06/01/46	1,100	1,208,130
Series A, 5.25%, 06/01/46	1,285	1,445,548
Sub-Series B, 5.00%, 06/01/46	780	837,993

		14,698,242
New Mexico — 0.2%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	325	347,158

New York — 8.7%
Build NYC Resource Corp., Refunding RB, AMT, Pratt Paper, Inc. Project, 5.00%, 01/01/35 (a)	285	306,557
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	1,000	1,017,350

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
County of Cattaraugus, RB, St. Bonaventure University Project, 5.00%, 05/01/44	$195	$211,897
Dutchess County Industrial Development Agency, Refunding RB, Bard College Civic Facility Project, Series A-1, 5.00%, 08/01/46	530	509,876
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset Backed, Series A, 5.00%, 06/01/45	495	492,926
Hempstead Town Local Development Corp., RB, Molloy College Project, 5.00%, 07/01/44	500	538,280
MTA Hudson Rail Yards Trust Obligations, RB, Series A, 5.00%, 11/15/56	955	1,031,772
New York Counties Tobacco Trust IV, Refunding RB, Series A:
6.25%, 06/01/41 (a)	550	572,115
5.00%, 06/01/42	915	914,963
5.00%, 06/01/45	225	224,057
New York Counties Tobacco Trust VI, Refunding RB:
5.00%, 06/01/45	835	891,705
5.00%, 06/01/51	420	438,950
New York Liberty Development Corp.:
Refunding RB, Class 1-3 World Trade Center Project, 5.00%, 11/15/44 (a)	1,000	1,060,280
Refunding RB, Class 2-3 World Trade Center Project, 5.38%, 11/15/40 (a)	150	165,387
Refunding RB, Class 3-3 World Trade Center Project, 7.25%, 11/15/44 (a)	100	118,781
New York State Dormitory Authority, Refunding RB, Orange Regional Medical Center Project, 5.00%, 12/01/35 (a)	215	238,284
New York Transportation Development Corp.:
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/34	500	544,470
RB, AMT, Laguardia Airport Term B Redevelopment Project, Series A, 5.00%, 07/01/41	1,470	1,589,129
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 08/01/20	400	421,532
Refunding RB, AMT, American Airlines, Inc. Project, 5.00%, 08/01/21	200	214,842
Tompkins County Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, 5.00%, 07/01/44	420	449,812
Westchester County Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	341	364,140
Westchester County Local Development Corp., Refunding RB:
Kendal on the Hudson Project, 5.00%, 01/01/34	1,080	1,153,775
Wartburg Senior Housing Project, Series A, 5.00%, 06/01/30 (a)	250	251,295
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C:
4.00%, 06/01/42	970	953,820
5.13%, 06/01/51	500	514,570

		15,190,565
North Carolina — 0.4%
North Carolina Department of Transportation, RB, AMT, Hot Lanes Project, Series 1-77, 5.00%, 06/30/54	115	123,112
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	250	260,270

Security	Par (000)	Value
North Carolina (continued)
Town of Mooresville, Special Assessment Bonds, 5.38%, 03/01/40 (a)	$250	$247,612

		630,994
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2, 5.88%, 06/01/47	1,750	1,757,473
Butler County Port Authority, RB, Storypoint Fairfield Project, 6.38%, 01/15/43 (a)	435	457,611
County of Franklin, RB, OPRS Communities Obligation Group Project, Series 2013A, 6.13%, 07/01/40	585	638,136
County of Hamilton, RB, Improvement, Life Enriching Community Project, 5.00%, 01/01/46	190	204,235
Port of Greater Cincinnati Development Authority, RB, Colonial Village/Athens Garden Project, 5.00%, 12/01/40	335	285,926
State of Ohio, RB, AMT, Portsmouth Bypass Project, 5.00%, 06/30/53	370	403,918

		3,747,299
Oklahoma — 3.8%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	1,250	1,387,675
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	975	1,084,600
5.25%, 08/15/43	875	987,761
Provident Oklahoma Education Resources, Inc. - Cross Village Student Housing Project, 5.00%, 08/01/47	1,500	1,455,000
Tulsa Airports Improvement Trust, Refunding RB, AMT, American Airlines Project, 5.00%, 06/01/35 (c)	615	661,789
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	965	1,064,154

		6,640,979
Oregon — 0.5%
Clackamas County School District No. 12 North Clackamas, GO, Series A, 0.00%, 06/15/38 (b)	275	119,631
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront Project, 5.50%, 10/01/49	150	160,687
Polk County Hospital Facility Authority, RB, Dallas Retirement Village Project, Series A, 5.38%, 07/01/45	250	262,695
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community Project, Series 2016A, 5.00%, 11/15/36	300	322,596

		865,609
Pennsylvania — 6.3%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/42 (a)	295	318,337
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment Project, 5.00%, 06/01/34	1,345	1,516,299
Lancaster County Hospital Authority, Refunding RB, St. Anne’s Retirement Community Project, 5.00%, 04/01/33	250	256,238

5

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education & Health Authority, Refunding RB, Thomas Jefferson University Project, Series A, 4.00%, 09/01/49	$1,430	$1,438,265
Montgomery County IDA:
Refunding RB, Albert Einstein Healthcare Project, 5.25%, 01/15/45	500	535,020
Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	170	171,622
Moon IDA, Refunding RB, Baptist Homes Society Project, 6.00%, 07/01/45	250	264,603
Northampton County IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	115	131,205
Pennsylvania Economic Development Financing Authority:
RB, AMT, The Pennsylvania Rapid Bridge Replacement Project, 5.00%, 06/30/42	1,625	1,771,169
Refunding RB, AMT, National Gypson Co. Project, 5.50%, 11/01/44	500	528,360
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Widener University Project, 5.00%, 07/15/38	250	263,965
Pennsylvania Housing Finance Agency, RB, AMT, State Single Family Housing Project, Series 123B, 4.00%, 10/01/42	1,180	1,203,222
Pennsylvania Turnpike Commission:
RB, Series B, 5.25%, 12/01/44	1,000	1,119,170
RB, Sub-Series A, 5.50%, 12/01/42	660	758,551
Philadelphia Authority for Industrial Development, Refunding RB, First Series 2015, 5.00%, 04/01/45	500	553,865
Philadelphia Hospitals & Higher Education Facilities Authority, RB, Temple University Health System Project, Series A, 5.63%, 07/01/42	130	140,921

		10,970,812
Puerto Rico — 1.2%
Children’s Trust Fund, Refunding RB, Asset-Backed:
5.50%, 05/15/39	630	633,837
5.63%, 05/15/43	895	904,827
Commonwealth of Puerto Rico:
GO, Refunding, Series A, 8.00%, 07/01/35 (d)(e)	380	153,900
GO, Refunding, Series A, 5.50%, 07/01/39 (d)(e)	145	60,900
GO, Series A, 6.00%, 07/01/38 (d)(e)	160	68,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
6.00%, 07/01/38	100	83,750
6.00%, 07/01/44	215	180,062

		2,085,276
Rhode Island — 1.6%
Rhode Island Student Loan Authority, Refunding RB, AMT, Senior, Series A, 3.50%, 12/01/34	425	425,816
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	400	431,696
Series A, 5.00%, 06/01/40	100	106,604
Series B, 4.50%, 06/01/45	750	762,450
Series B, 5.00%, 06/01/50	1,040	1,071,793

		2,798,359
South Carolina — 2.3%
South Carolina Jobs EDA, Refunding RB:

Security	Par (000)	Value
South Carolina (continued)
Lutheran Homes of South Carolina Project, 5.00%, 05/01/37	$130	$136,618
Woodlands at Furman Project, 4.00%, 11/15/27	185	186,199
South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/55	500	557,480
South Carolina State Public Service Authority:
RB, Obligations, Series A, 5.50%, 12/01/54	1,005	1,092,998
Refunding RB, Series A, 5.00%, 12/01/50	190	203,023
Refunding RB, Series E, 5.25%, 12/01/55	1,700	1,847,560

		4,023,878
Tennessee — 1.1%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, 5.00%, 10/01/44	250	267,815
Knox County Health Educational & Housing Facility Board, Refunding RB, Facilities Board-University Health Project, 5.00%, 04/01/36	690	750,002
Memphis-Shelby County Industrial Development Board, Refunding Tax Allocation Bonds, Senior Tax Increment, Graceland Project:
5.50%, 07/01/37	360	385,013
5.63%, 01/01/46	470	501,236

		1,904,066
Texas — 3.6%
Bexar County Health Facilities Development Corp., Refunding RB, Army Retirement Residence Foundation Project, 5.00%, 07/15/26	250	277,910
Central Texas Regional Mobility Authority, RB, Senior Lien:
6.25%, 01/01/46	175	193,144
Series A, 5.00%, 01/01/45	500	545,525
Central Texas Turnpike System, Refunding RB, Series C:
5.00%, 08/15/37	200	216,956
5.00%, 08/15/42	250	270,050
City of Houston Airport System:
RB, AMT, Series B-1, 5.00%, 07/15/35	100	107,600
Refunding RB, AMT, Series C, 5.00%, 07/15/20	140	147,409
Refunding RB, AMT, United Airlines, Inc. Project, 4.75%, 07/01/24	500	539,740
Refunding RB, AMT, United Airlines, Inc. Project, 5.00%, 07/01/29	500	541,080
City of San Antonio Airport System, RB, AMT, 5.00%, 07/01/45	500	543,910
County of Hays, Special Assessment Bonds, La Cima Import District Project, 7.00%, 09/15/45	250	249,060
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	465	475,370
Mesquite Health Facility Development Corp., Refunding RB, Christian Care Centers, Inc. Project, 5.13%, 02/15/42	250	258,545
New Hope Cultural Education Facilities Corp., Refunding RB, Jubilee Academic Center Project, Series A, 4.00%, 08/15/26 (a)	775	752,974
Newark Higher Education Finance Corp., RB, Christian Schools, Inc. Project, Series A, 5.50%, 08/15/35 (a)	300	318,081
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	250	272,082

6

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp.:
Refunding RB, Barton Creek Senior Living Center Project, 4.75%, 11/15/35	$250	$255,322
Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	250	265,380

		6,230,138
Utah — 0.6%
Utah Charter School Finance Authority RB:
Early Light Academy Project, 5.13%, 07/15/49 (a)	545	539,555
Spectrum Academy Project, 6.00%, 04/15/45 (a)	500	517,795

		1,057,350
Virginia — 2.3%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	120	123,883
5.13%, 03/01/31	230	239,699
Cherry Hill Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 03/01/45 (a)	250	256,870
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/51	810	888,173
Fairfax County EDA, RB, Vinson Hall LLC Project, Series A, 5.00%, 12/01/42	400	425,076
Lexington IDA, RB, Kendal at Lexington Project, Series A, 5.00%, 01/01/48	330	355,295
Lower Magnolia Green Community Development Authority, Special Assessment Bonds:
5.00%, 03/01/35 (a)	240	244,886
5.00%, 03/01/45 (a)	100	101,350
Tobacco Settlement Financing Corp., RB, Senior, Series B1, 5.00%, 06/01/47	1,215	1,214,964
Virginia College Building Authority, RB, Green Bonds, Marymount University Project, 5.00%, 07/01/45 (a)	250	263,095

		4,113,291
Washington — 1.4%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	250	255,850
King County Public Hospital District No. 4, GO, Refunding:
Improvement, Snoqualmie Valley Hospital Project, 7.00%, 12/01/40	200	206,694
Series A, 5.00%, 12/01/30	200	200,114
Port of Seattle RB, AMT:
Series A, 5.00%, 05/01/36	1,210	1,371,317
Series C, 5.00%, 04/01/40	250	274,237
Washington State Housing Finance Commission, Refunding RB, Skyline 1st Hill Project, 6.00%, 01/01/45 (a)	210	213,492

		2,521,704
West Virginia — 1.5%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	1,215	1,227,867
West Virginia Hospital Finance Authority, RB, West Virginia University Health System Obligation Group Project, Series A, 4.00%, 06/01/51	1,355	1,328,198

		2,556,065

Security	Par (000)	Value
Wisconsin — 3.6%
Public Finance Authority:
RB, Alabama Proton Theray Center Project, Series A, 6.25%, 10/01/31 (a)	$195	$191,028
RB, Alabama Proton Theray Center Project, Series A, 7.00%, 10/01/47 (a)	195	195,891
RB, Delray Beach Radiation Therapy Project, 6.85%, 11/01/46 (a)	275	284,651
RB, Delray Beach Radiation Therapy Project, 7.00%, 11/01/46 (a)	155	161,928
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.00%, 12/01/45	340	356,935
RB, Fund for Affordable Housing, North Carolina & Missouri Portfolio, Series A, 5.15%, 12/01/50	210	221,218
RB, Limited American Prep Academy Project, 5.38%, 07/15/47 (a)	335	345,016
RB, Voyager Foundation, Inc. Project, Series A, 5.13%, 10/01/45	150	151,153
Refunding RB, AMT, Celanese Project, Series C, 4.30%, 11/01/30	100	103,765
Refunding RB, AMT, Senior Obligation Group Project, 5.00%, 07/01/42	750	794,467
Refunding RB, Celanese Project, Series D, 4.05%, 11/01/30	100	101,743
Wisconsin Health & Educational Facilities Authority:
RB, Aspirus, Inc. Project, 4.00%, 08/15/48	2,415	2,437,001
Refunding RB, Froedtert Health, Inc. Project, 4.00%, 04/01/39	715	723,923
Wisconsin Housing & EDA, RB, WHPC Madison Pool Project, Series A, 4.55%, 07/01/37	165	170,163

		6,238,882

Total Municipal Bonds — 95.8% (Cost: $162,833,327)		167,717,270

Municipal Bonds Transferred to Tender Option Bond Trusts — 6.4%(f)
Illinois — 1.0%
Illinois State Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	660	731,614
Series C, 5.00%, 01/01/38	1,000	1,104,631

		1,836,245
New York — 3.4%
City of New York Housing Development Corp., RB, Series D-1-B, 4.25%, 11/01/45	1,000	1,028,043
New York State Dormitory Authority Personal Income Tax Revenue, Refunding RB, Series E, 5.00%, 03/15/36	3,330	3,772,857
Port Authority of New York & New Jersey Refunding, RB, 194th Series, 5.25%, 10/15/55	1,000	1,135,666

		5,936,566
North Carolina — 1.1%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,000	1,116,570
North Carolina State Housing Finance Agency Home Ownership, RB, Series 39-B, 4.00%, 01/01/48	795	802,036

		1,918,606

7

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Washington — 0.9%
Snohomish County Public Utilities District No. 1, RB, 5.00%, 12/01/45	$1,340	$1,487,731

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.4% (Cost: $10,921,507)		11,179,148

Total Long-Term Investments — 102.2% (Cost: $173,754,834)		178,896,418

	Shares
Short-Term Securities — 1.1%

Money Market Fund — 1.1%
Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 1.32% (g)	1,987,762	1,987,762

Value
Total Short-Term Securities — 1.1% (Cost: $1,987,655)	$1,987,762

Total Investments — 103.3% (Cost: $175,742,489)	180,884,180
Other Assets Less Liabilities — 0.2%	276,054
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.5)%	(6,061,176)

Net Assets — 100.0%	$175,099,058

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Represents bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Bonds (30 Year)	46	09/19/18	$6,670	$(93,854)
U.S. Treasury Notes (10 Year)	28	09/19/18	3,365	(12,427)
U.S. Treasury Notes (5 Year)	3	09/28/18	341	(1,457)

				$(107,738)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

8

Schedule of Investments (unaudited) (continued) June 30, 2018	Series E Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$178,896,418	$—	$178,896,418
Short-Term Securities	1,987,762	—	—	1,987,762

	$1,987,762	$178,896,418	$—	$180,884,180

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(107,738)	$—	$—	$(107,738)

(a)	See above Schedule of Investments for values in each security type.

(b)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $6,030,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

9

Schedule of Investments (unaudited) June 30, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 7.9%
Americredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71%, 07/19/21	$510	$509,849
Chase Issuance Trust, Series 2015-A7, Class A7, 1.62%, 07/15/20	1,110	1,109,658
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74%, 01/19/21	1,750	1,742,632
CNH Equipment Trust:
Series 2015-A, Class A4, 1.85%, 04/15/21	2,530	2,519,833
Series 2015-C, Class A3, 1.66%, 11/16/20	1,581	1,574,673
Discover Card Execution Notes Trust:
Series 2015-A3, Class A, 1.45%, 03/15/21	3,600	3,592,260
Series 2016-A1, Class A1, 1.64%, 07/15/21	6,170	6,141,000
Drive Auto Receivables Trust:
Series 2017-3, Class A3, 1.85%, 04/15/20	1,875	1,872,932
Series 2018-2, Class A2, 2.64%, 09/15/20	1,970	1,969,717
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74%, 02/22/22 (a)	1,356	1,350,542
Ford Credit Auto Owner Trust:
Series 2015-C, Class A3, 1.41%, 02/15/20	842	840,561
Series 2017-C, Class A2A, 1.80%, 09/15/20	1,663	1,656,684
Ford Credit Floorplan Master Owner Trust A, Series 2016-1, Class A1, 1.76%, 02/15/21	2,450	2,437,015
Honda Auto Receivables Owner Trust:
Series 2016-3, Class A3, 1.16%, 05/18/20	946	938,516
Series 2016-4, Class A3, 1.21%, 12/18/20	4,090	4,046,150
Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.46%, 02/18/20	1,280	1,276,689
John Deere Owner Trust:
Series 2016-B, Class A3, 1.25%, 06/15/20	1,321	1,311,629
Series 2017-B, Class A2A, 1.59%, 04/15/20	2,629	2,619,416
Nissan Auto Receivables Owner Trust:
Series 2015-C, Class A3, 1.37%, 05/15/20	1,279	1,273,224
Series 2016-C, Class A3, 1.18%, 01/15/21	1,793	1,773,351
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (a)	1,376	1,356,884
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (a)	867	838,867
Santander Drive Auto Receivables Trust:
Series 2017-2, Class A3, 1.87%, 12/15/20	2,975	2,969,323
Series 2017-3, Class A3, 1.87%, 06/15/21	3,585	3,563,578
Series 2018-2, Class A2A, 2.58%, 10/15/20	5,210	5,205,847
SMB Private Education Loan Trust, Series 2015-C, Class A3, (1 mo. LIBOR US + 1.950%), 4.02%, 08/16/32 (a)(b)	1,000	1,045,816
Toyota Auto Receivables Owner Trust:
Series 2015-C, Class A4, 1.69%, 12/15/20	3,780	3,764,907
Series 2016-A, Class A3, 1.25%, 03/16/20	1,642	1,634,302
Series 2016-D, Class A3, 1.23%, 10/15/20	2,190	2,171,676

Total Asset-Backed Securities — 7.9% (Cost: $63,116,761)		63,107,531

Security	Par (000)	Value
Non-Agency Mortgage-Backed Securities — 13.8%

Commercial Mortgage-Backed Securities — 12.3%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2, 3.90%, 08/10/35 (a)	$945	$957,892
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 4.02%, 12/15/36 (a)(b)	1,400	1,398,236
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, (1 mo. LIBOR US + 1.430%), 3.50%, 11/15/33 (a)(b)	404	403,732
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, (1 mo. LIBOR US + 1.500%), 3.59%, 07/05/33 (a)(b)	2,600	2,601,490
BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, 03/10/33 (a)	3,920	3,879,401
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34 (a)	1,970	1,975,129
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class A, 3.36%, 04/10/29 (a)	1,750	1,741,621
Series 2016-HEAT, Class D, 5.67%, 04/10/29 (a)(c)	1,330	1,358,106
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	1,408	1,379,288
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,580	1,596,611
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.86%, 05/10/47	2,295	2,340,354
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/31 (a)(c)	2,005	1,936,412
Commercial Mortgage Trust:
Series 2013-CR6, Class A3FL, (1 mo. LIBOR US + 0.630%), 2.68%, 03/10/46 (a)(b)	720	720,289
Series 2013-CR13, Class A4, 4.19%, 11/10/46 (c)	3,500	3,631,092
Series 2014-LC15, Class A4, 4.01%, 04/10/47	2,025	2,075,331
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	1,215	1,241,607
Series 2015-LC23, Class ASB, 3.60%, 10/10/48	3,730	3,761,527
Series 2017-PANW, Class A, 3.24%, 10/10/29 (a)	3,960	3,862,415
Credit Suisse Mortgage Capital Certificates:
Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 3.67%, 11/15/33 (a)(b)	395	397,055
Series 2017-CALI, Class A, 3.43%, 11/10/32 (a)	1,180	1,170,231
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (c)	1,190	1,210,482
Deutsche Bank UBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34 (a)	1,860	1,846,992
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class A, 5.37%, 05/03/32 (a)	910	1,006,765
GS Mortgage Securities Corp. Trust, Series 2018-CHLL, Class D, (1 mo. LIBOR US + 1.650%), 3.72%, 02/15/37 (a)(b)	250	249,712

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
IMT Trust, Series 2017-APTS, Class BFX, 3.61%, 06/15/34 (a)(c)	$2,425	$2,361,089
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class ASB, 3.66%, 09/15/47	5,970	6,044,104
Series 2016-C1 ,Class ASB, 3.32%, 03/15/49	3,500	3,483,063
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class D, 4.73%, 03/15/50 (a)(c)	140	131,764
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class E, 4.40%, 01/15/49 (a)(c)	465	403,744
Series 2015-SGP, Class A, (1 mo. LIBOR US + 1.700%), 3.77%, 07/15/36 (a)(b)	416	416,987
Series 2016-NINE, Class A, 2.95%, 10/06/38 (a)(c)	1,790	1,685,044
Series 2017-JPS, Class D, 4.80%, 03/15/50 (a)(c)	1,860	1,767,295
Series 2018-ASH8, Class D, (1 mo. LIBOR US + 2.050%), 4.12%, 02/15/35 (a)(b)	710	709,776
LMREC, Inc., Series 2016-CRE2, Class A, (1 mo. LIBOR US + 1.700%), 3.78%, 11/24/31 (a)(b)	620	623,100
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A2, 2.58%, 03/10/49 (a)	2,740	2,646,795
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46	1,170	1,203,044
Series 2015-C23, Class A4, 3.72%, 07/15/50	3,005	3,017,726
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class ASB, 3.34%, 03/15/49	3,730	3,696,438
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.02%, 11/15/34 (a)(b)	1,450	1,454,110
RAIT Trust, Series 2017-FL7, Class A, (1 mo. LIBOR US + 0.950%), 3.02%, 06/15/37 (a)(b)	1,616	1,616,797
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57	1,786	1,777,975
Wells Fargo Commercial Mortgage Trust:
Series 2015-LC22, Class ASB, 3.57%, 09/15/58	3,845	3,882,946
Series 2015-NXS3, Class ASB, 3.37%, 09/15/57	3,920	3,914,310
Series 2015-P2, Class AS, 4.01%, 12/15/48	1,605	1,621,922
WFRBS Commercial Mortgage Trust:
Series 2012-C8, Class AFL, (1 mo. LIBOR US + 1.000%), 3.07%, 08/15/45 (a)(b)	3,125	3,171,843
Series 2014-C21, Class A4, 3.41%, 08/15/47	2,805	2,793,973
Series 2014-C21, Class A5, 3.68%, 08/15/47	1,000	1,008,785
Series 2014-LC14, Class A4, 3.77%, 03/15/47	5,590	5,678,085

		97,852,485
Interest Only Commercial Mortgage-Backed Securities — 1.5%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, 1.01%, 09/15/48 (c)	1,726	83,382
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.90%, 05/10/58 (c)	5,446	549,766
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 1.07%, 09/15/50 (c)	6,709	445,150

Security	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust, Series 2014-LC17, Class XA, 1.08%, 10/10/47 (c)	$71,335	$2,225,441
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 02/10/34 (a)(c)	18,600	449,878
Series 2015-WEST, Class XA, 1.08%, 02/10/37 (a)(c)	9,300	507,270
Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class X1, 0.70%, 09/15/37 (a)(c)	26,000	820,040
DBJPM Mortgage Trust, Series 2016-C1, Class XA, 1.64%, 05/10/49 (c)	8,291	719,143
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22 (a)(c)	134,439	382,909
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.17%, 04/10/47 (c)	727	31,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA, 0.90%, 12/15/49 (c)	99,238	4,794,863
Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class XA, 0.93%, 05/15/51 (c)	20,425	1,179,121

		12,188,426

Total Non-Agency Mortgage-Backed Securities — 13.8% (Cost: $112,666,060)		110,040,911

U.S. Government Sponsored Agency Securities — 126.9%
Collateralized Mortgage Obligations — 3.6%
Fannie Mae:
Series 2011-8, Class ZA, 4.00%, 02/25/41	2,689	2,742,391
Series 2017-69, Class HA, 3.00%, 06/25/46	6,018	5,923,961
Series 2017-76, Class PB, 3.00%, 10/25/57	900	818,391
Series 2017-87, Class UA, 3.50%, 12/25/44	3,045	3,054,980
Series 2018-32, Class PS, (1 mo. LIBOR US + 7.233%) 4.79%, 05/25/48 (b)	3,976	4,000,869
Freddie Mac:
Series 3745, Class ZA, 4.00%, 10/15/40	312	323,531
Series 3780, Class ZA, 4.00%, 12/15/40	590	611,025
Series 3960, Class PL, 4.00%, 11/15/41	900	939,089
Series 4253, Class DZ, 4.75%, 09/15/43	1,299	1,396,133
Series 4384, Class LB, 3.50%, 08/15/43	1,400	1,402,648
Ginnie Mae:
Series 2014-12, Class ZA, 3.00%, 01/20/44	1,370	1,275,283
Series 2014-62, Class Z, 3.00%, 04/20/44	1,133	1,060,528
Series 2014-107, Class WX, 6.80%, 07/20/39 (c)	1,051	1,162,423
Series 2016-45, Class IO, 1.01%, 02/16/58 (c)	45,838	3,556,574

		28,267,826
Interest Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae:
Series 2011-100, Class S, (1 mo. LIBOR US + 6.450%) 4.36%, 10/25/41 (b)	1,418	204,367
Series 2013-10, Class PI, 3.00%, 02/25/43 (d)	2,767	300,229
Series 2015-66, Class AS, (1 mo. LIBOR US + 6.250%) 4.16%, 09/25/45 (b)	13,840	1,838,538
Series 2016-64, Class BI, 5.00%, 09/25/46	3,102	623,813

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Series M Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2016-81, Class CS, (1 mo. LIBOR US + 6.100%) 4.01%, 11/25/46 (b)	$2,630	$341,555
Series 2018-21, Class IO, 3.00%, 04/25/48	8,551	1,672,689
Freddie Mac, Series 4611, Class BS, (1 mo. LIBOR US + 6.100%) 4.03%, 06/15/41 (b)	5,770	733,778

		5,714,969
Interest Only Commercial Mortgage-Backed Securities — 2.0%
Freddie Mac, Series K064, Class X1, 0.74%, 03/25/27 (c)	34,860	1,577,369
Ginnie Mae:
Series 2013-63, Class IO, 0.79%, 09/16/51 (c)	23,144	1,212,188
Series 2015-171, Class IO, 0.89%, 11/16/55 (c)	41,169	2,592,964
Series 2016-105, Class IO, 1.06%, 10/16/57 (c)	20,462	1,635,943
Series 2016-119, Class IO, 1.13%, 04/16/58 (c)	39,905	3,341,984
Series 2016-128, Class IO, 0.94%, 09/16/56 (c)	25,368	1,959,761
Series 2017-53, Class IO, 0.69%, 11/16/56 (c)	17,439	1,036,805
Series 2017-54, Class IO, 0.65%, 12/16/58 (c)	2,951	184,201
Series 2017-61, Class IO, 0.77%, 05/16/59 (c)	4,268	328,060
Series 2017-64, Class IO, 0.72%, 11/16/57 (c)	32,697	2,152,436

		16,021,711
Mortgage-Backed Securities — 120.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31-07/01/33	2,639	2,500,031
2.50%, 09/01/27-07/01/33 (e)	34,780	33,898,304
3.00%, 04/01/28-07/01/48 (e)	134,864	132,642,315
3.50%, 03/01/29-07/01/48 (e)	121,861	122,030,384
4.00%, 02/01/29-01/01/57 (e)	126,332	129,602,956
4.50%, 05/01/24-07/01/48 (e)	46,143	48,513,253
5.00%, 02/01/35-07/01/48 (e)	11,239	11,990,568
5.03%, 09/01/44	264	278,366
5.50%, 05/01/34-05/01/44	7,463	8,107,000
6.00%, 02/01/38-07/01/41	4,633	5,107,750
6.50%, 05/01/36-01/01/38	62	68,750
Freddie Mac Mortgage-Backed Securities:
2.50%, 09/01/27-07/01/33 (e)	17,236	16,757,006
3.00%, 09/01/27-07/01/48 (e)	58,515	57,048,182
3.50%, 09/01/30-07/01/48 (e)	56,185	56,118,791
4.00%, 08/01/40-07/01/48 (e)	44,693	45,669,228
4.50%, 04/01/20-07/01/48 (e)	18,424	19,270,796
5.00%, 05/01/28-11/01/41	3,321	3,546,039
5.50%, 01/01/28-06/01/41	1,956	2,117,291
6.00%, 08/01/28-11/01/39	745	820,383
Ginnie Mae Mortgage-Backed Securities:
2.50%, 07/15/47 (e)	1,960	1,859,456
3.00%, 12/20/44-07/15/48 (e)	53,803	52,805,123
3.50%, 01/15/42-07/15/48 (e)	116,709	117,369,980
4.00%, 04/20/39-07/15/48 (e)	73,726	75,638,349
4.50%, 09/20/39-07/15/48 (e)	15,693	16,455,587
5.00%, 07/15/33-07/20/44	2,305	2,456,999
5.50%, 07/15/38-12/20/41	1,145	1,234,741

		963,907,628
Total U.S. Government Sponsored Agency Securities — 126.9% (Cost: $1,023,938,785)		1,013,912,134

Total Long-Term Investments — 148.6% (Cost: $1,199,721,606)		1,187,060,576

Security	Shares	Value
Short-Term Securities — 4.2%

Money Market Fund — 0.7%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.68% (f)	5,617,591	$5,617,591

	Par (000)
U.S. Treasury Obligations — 3.5%
United States Treasury Bill, 1.75%, 7/12/18	27,900	27,887,009

Total U.S. Treasury Obligations — 3.5% (Cost: $27,886,377)		27,887,009

Total Short-Term Securities — 4.2% (Cost: $33,503,968)		33,504,600

Total Investments Before TBA Commitments — 152.8% (Cost: $1,233,225,574)		1,220,565,176

TBA Sale Commitments — (21.4)%(e)

Mortgage-Backed Securities — (21.4)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 07/01/33	(1,216)	(1,151,545)
2.50%, 07/01/33	(10,280)	(9,990,901)
3.00%, 07/01/33-07/01/48	(862)	(839,282)
3.50%, 07/01/33-07/01/48	(75,175)	(74,951,797)
4.00%, 07/01/48	(57,385)	(58,504,111)
4.50%, 07/01/48	(4,101)	(4,266,910)
Freddie Mac Mortgage-Backed Securities:
2.50%, 07/01/33	(231)	(224,234)
3.00%, 07/01/48	(776)	(751,071)
3.50%, 07/01/48	(428)	(425,753)
4.00%, 07/01/48	(11,105)	(11,319,002)
6.00%, 07/01/48	(600)	(656,250)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 07/15/48	(1,865)	(1,824,604)
3.50%, 07/15/48	(569)	(571,189)
4.00%, 07/15/48	(5,025)	(5,150,233)

Total TBA Sale Commitments — (21.4)% (Proceeds: $170,042,036)		(170,626,882)

Total Investments Net of TBA Sale Commitments — 131.4% (Cost: $1,063,183,538)		1,049,938,294
Liabilities in Excess of Other Assets — (31.4)%		(250,890,544)

Net Assets — 100.0%		$799,047,750

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Series M Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Represents or includes a TBA transaction.
(f)	Annualized 7-day yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Treasury Bonds	10	09/19/18	$1,596	$37,033

				37,033

Short Contracts
Euro Dollar	9	09/17/18	2,195	10,889
U.S. Treasury Bonds (30 Year)	36	09/19/18	5,220	(13,788)
U.S. Ultra Treasury Notes (10 Year)	21	09/19/18	2,693	3,078
U.S. Treasury Notes (2 Year)	36	09/28/18	7,626	(10,167)
U.S. Treasury Notes (5 Year)	61	09/28/18	6,931	25,727
Euro Dollar	9	12/17/18	2,191	(37)
Euro Dollar	9	03/18/19	2,188	619
Euro Dollar	9	06/17/19	2,186	13,811
Euro Dollar	9	09/16/19	2,184	6,480
Euro Dollar	9	12/16/19	2,183	(148)
Euro Dollar	8	03/16/20	1,940	(2,334)
Euro Dollar	9	06/15/20	2,183	(687)
U.S. Treasury Notes (10 Year)	417	09/19/18	50,118	(163,574)

				(130,131)

				$(93,098)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund			Notional Amount (000)		Upfront Premium Paid
Rate	Frequency	Rate	Frequency	Termination Date		Value		Unrealized Appreciation
2.50%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	01/29/23	$36,309	$352,947	$479	$352,468
2.71%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	02/06/23	$36,607	3,427	483	2,944

						$356,374	$962	$355,412

OTC Credit Default Swaps — Buy Protection

Reference Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid	Unrealized Appreciation
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$10,000	$898,306	$756,458	$141,848
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	$6,600	592,882	505,362	87,520

						$1,491,188	$1,261,820	$229,368

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Series M Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)	Value	Upfront Premium Received	Unrealized Appreciation
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	$8,000	$1,182,055	$1,002,808	$179,247

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

5

Schedule of Investments (unaudited) (continued) June 30, 2018	Series M Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$63,107,531	$—	$63,107,531
Non-Agency Mortgage-Backed Securities	—	110,040,911	—	110,040,911
U.S. Government Sponsored Agency Securities	—	1,013,611,905	300,229	1,013,912,134
Short-Term Securities	5,617,591	27,887,009	—	33,504,600
Liabilities:
TBA Sale Commitments	—	(170,626,882)	—	(170,626,882)

	$5,617,591	$1,044,020,474	$300,229	$1,049,938,294

Derivative Financial Instruments(a)
Assets:
Credit contracts	—	$408,615	—	$408,615
Interest rate contracts	$97,637	355,412	—	453,049
Liabilities:
Credit contracts	—	—	—	—
Interest rate contracts	(190,735)	—	—	(190,735)

	$(93,098)	$764,027	$—	$670,929

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

6

Schedule of Investments (unaudited) June 30, 2018	Series P Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Affiliated Investment Companies — 29.4%
BlackRock Allocation Target Shares: Series S Portfolio (a)	2,605,848	$24,390,739

Value
Total Affiliated Investment Companies — 29.4% (Cost: $25,272,812)	$24,390,739
Other Assets Less Liabilities — 70.6%	58,466,876

Net Assets — 100.0%	$82,857,615

(a)

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate	Shares Held at 03/31/18	Shares Purchased	Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Allocation Target Shares: Series S Portfolio	2,660,907	—	55,059	2,605,848	$24,390,739	$212,094	$(22,023)	$(29,543)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Treasury Notes (10 Year)	135	09/19/18	$16,225	$(84,341)
U.S. Ultra Treasury Notes (10 Year)	3	09/19/18	385	(3,301)
U.S. Treasury Notes (2 Year)	47	09/28/18	9,956	8,666
U.S. Treasury Notes (5 Year)	24	09/28/18	2,727	(2,186)

				$(81,162)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.11%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	05/21/25	$14,320	$(209,018)	$195	$(209,213)
2.23%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	04/24/27	$26,460	1,427,280	383	1,426,897
2.27%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	05/18/27	$6,500	329,880	94	329,786
2.23%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	08/11/27	$3,850	193,592	61	193,531
2.90%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	11/15/27	$11,152	12,781	(691)	13,472
3.18%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	05/21/28	$7,500	(173,466)	111	(173,577)

						$1,581,049	$153	$1,580,896

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds.

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series P Portfolio

There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$24,390,739	$—	$—	$24,390,739

Derivative Financial Instruments(a)
Assets:
Interest rate contracts	$8,666	$1,963,686	$—	$1,972,352
Liabilities:
Interest rate contracts	(89,828)	(382,790)	—	(472,618)

	$(81,162)	$1,580,896	$—	$1,499,734

(a)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

2

Schedule of Investments (unaudited) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 27.7%
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A3, 1.46%, 05/10/21	$1,444	$1,436,105
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 3.77%, 09/15/26 (a),(b)	350	351,487
Atrium X, Series 10A, Class AR, (3 mo. LIBOR US + 0.950%), 3.30%, 07/16/25 (a),(b)	2,556	2,556,164
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48 (b)	511	504,159
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3 mo. LIBOR US + 1.010%), 3.36%, 04/15/25 (a),(b)	2,219	2,219,163
Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 06/15/22	1,300	1,279,617
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 3.81%, 01/20/29 (a),(b)	1,000	1,003,309
CarMax Auto Owner Trust:
Series 2015-3, Class A4, 1.98%, 02/16/21	2,550	2,527,997
Series 2016-2, Class A3, 1.52%, 02/16/21	314	312,157
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 08/16/21	2,379	2,349,074
Series 2016-A2, Class A, 1.37%, 06/15/21	3,500	3,456,315
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 06/15/28 (b)	830	823,859
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21	697	690,825
Series 2016-C, Class A3, 1.44%, 12/15/21	1,340	1,321,576
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)	2,937	2,932,793
Series 2016-3A, Class A, 2.15%, 04/15/24 (b)	2,200	2,185,250
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22	1,000	982,313
Series 2016-A4, Class A4, 1.39%, 03/15/22	300	295,109
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 02/22/22 (b)	577	574,285
Series 2016-2, Class A3, 2.04%, 02/22/22 (b)	530	522,223
Series 2017-1, Class A2, 2.13%, 07/20/22 (b)	194	193,179
Series 2017-1, Class A3, 2.60%, 07/20/22 (b)	210	208,287
Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 02/15/22	680	659,927
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 3.62%, 03/15/27 (a),(b)	610	607,680
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 01/18/23	640	625,361
Mercedes-Benz Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22	2,000	1,952,719
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57 (b),(c)	753	738,522
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 06/15/21	1,090	1,077,380
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (b)	190	187,267

Security	Par (000)	Value
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77%, 09/15/20	$140	$139,731
SLM Private Education Loan Trust:
Series 2011-A, Class A3, (1 mo. LIBOR US + 2.500%), 4.57%, 01/15/43 (a),(b)	2,000	2,049,690
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)	112	112,026
Series 2013-A, Class A2B, (1 mo. LIBOR US + 1.050%), 3.12%, 05/17/27 (a),(b)	814	816,255
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.550%), 2.64%, 06/25/43 (a)	343	343,979
SMB Private Education Loan Trust, Series 2016-B, Class A2A, 2.43%, 02/17/32 (b)	722	700,711
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, (1 mo. LIBOR US + 1.200%), 3.29%, 03/25/33 (a),(b)	959	968,780
Series 2015-B, Class A2, 2.51%, 09/27/32 (b)	910	896,154
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)	461	455,039
Series 2016-A, Class A2, 2.76%, 12/26/36 (b)	1,508	1,490,285
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)	150	145,486
Series 2016-D, Class A2A, 1.53%, 04/25/33 (b)	78	77,923
Series 2016-D, Class A2B, 2.34%, 04/25/33 (b)	130	126,921
Series 2016-E, Class A2B, 2.49%, 01/25/36 (b)	460	452,002
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	601	600,453
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 03/15/23	1,185	1,172,646
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56 (b),(c)	469	458,333
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 05/20/25 (b)	81	81,070
World Financial Network Credit Card Master Trust:
Series 2012-A, Class A, 3.14%, 01/17/23	2,065	2,070,476
Series 2012-D, Class B, 3.34%, 04/17/23	330	330,004

Total Asset-Backed Securities — 27.7% (Cost: $48,563,186)		48,062,066

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Trusts — 0.1%

Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 07/01/20	$110	$108,387

Total Capital Trusts — 0.1% (Cost: $110,074)		108,387

Corporate Bonds — 65.4%

Aerospace & Defense — 0.6%
Lockheed Martin Corp., 2.50%, 11/23/20	400	394,774
Northrop Grumman Corp., 2.08%, 10/15/20	275	268,678
United Technologies Corp. :
1.90%, 05/04/20	115	112,800
3.10%, 06/01/22	200	197,567

		973,819
Airlines — 0.6%
Delta Air Lines, Inc. :
2.88%, 03/13/20	133	132,124
3.63%, 03/15/22	625	617,947
Virgin Australia Trust, Series 2013-1A, 5.00%, 10/23/23 (b)	228	232,118

		982,189
Automobiles — 1.5%
BMW U.S. Capital LLC, 3.10%, 04/12/21 (b)	205	203,721
Daimler Finance North America LLC, 1.50%, 07/05/19 (b),(d)	1,750	1,724,521
Volkswagen Group of America Finance LLC :
2.13%, 05/23/19 (b)	350	347,146
2.40%, 05/22/20 (b)	315	309,854

		2,585,242
Banks — 15.0%
ANZ New Zealand International Ltd., 2.88%, 01/25/22 (b)	615	599,931
Australia & New Zealand Banking Group Ltd., 2.55%, 11/23/21	450	437,120
Bank of America Corp. :
3.30%, 01/11/23	545	537,005
(3 mo. LIBOR US + 1.021%), 2.88%, 04/24/23 (d),(e)	1,190	1,155,953
Bank of Montreal :
2.10%, 12/12/19	325	321,134
Series D, 3.10%, 04/13/21	950	946,205
Barclays PLC :
3.25%, 01/12/21	230	226,705
3.68%, 01/10/23 (d)	345	335,499
4.38%, 09/11/24	—	—
BB&T Corp., 3.20%, 09/03/21	1,410	1,405,543
BNP Paribas SA, 3.80%, 01/10/24 (b),(d)	485	474,093
Citigroup, Inc. :
2.90%, 12/08/21	755	739,617
2.75%, 04/25/22	30	29,038
(3 mo. LIBOR US + 0.722%), 3.14%, 01/24/23 (e)	35	34,290
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23 (e)	100	96,428
Citizens Bank N.A. :
2.30%, 12/03/18	335	334,535
2.45%, 12/04/19 (d)	1,250	1,238,527
Citizens Financial Group, Inc., 2.38%, 07/28/21	335	323,922
Commonwealth Bank of Australia :
2.25%, 03/10/20 (b)	600	591,420
2.75%, 03/10/22 (b)	400	390,183
Cooperatieve Rabobank UA, 2.75%, 01/10/23	750	722,152
Deutsche Bank AG, 3.15%, 01/22/21	395	382,271
Discover Bank, 3.35%, 02/06/23	250	243,624

Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 2.60%, 06/15/22	$400	$387,219
HSBC Holdings PLC, (3 mo. LIBOR US + 1.055%), 3.26%, 03/13/23 (e)	730	715,051
Huntington Bancshares, Inc., 2.30%, 01/14/22	500	480,157
Intesa Sanpaolo SpA, 3.38%, 01/12/23 (b)	235	216,011
JPMorgan Chase & Co. :
2.75%, 06/23/20 (d)	1,770	1,754,264
(3 mo. LIBOR US + 0.610%), 2.95%, 06/18/22 (a)	810	809,708
2.97%, 01/15/23	75	73,047
(3 mo. LIBOR US + 0.935%), 2.78%, 04/25/23 (e)	405	392,622
KeyBank NA, 3.35%, 06/15/21	500	500,726
Lloyds Bank PLC, 2.70%, 08/17/20	550	543,519
Lloyds Banking Group PLC, 3.00%, 01/11/22	420	409,095
Mitsubishi UFJ Financial Group, Inc., 2.95%, 03/01/21	291	287,859
Mizuho Financial Group, Inc., 2.95%, 02/28/22	465	453,840
Royal Bank of Canada, 2.75%, 02/01/22	410	402,682
Santander Holdings USA, Inc., 3.70%, 03/28/22	210	206,910
Santander UK PLC, 2.13%, 11/03/20	755	732,945
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20 (d)	1,325	1,306,326
Sumitomo Mitsui Financial Group, Inc. :
2.44%, 10/19/21	375	362,119
2.85%, 01/11/22	605	590,908
SunTrust Bank, 2.45%, 08/01/22	750	720,477
Svenska Handelsbanken AB, 3.35%, 05/24/21	250	250,365
Swedbank AB :
2.20%, 03/04/20 (b)	610	602,138
2.65%, 03/10/21 (b)	500	491,089
U.S. Bancorp, 2.63%, 01/24/22	500	489,205
Wells Fargo & Co. :
2.63%, 07/22/22 (d)	255	245,612
3.07%, 01/24/23	415	403,561
Westpac Banking Corp. :
1.60%, 08/19/19 (d)	530	522,523
2.75%, 01/11/23	200	190,736

		26,105,909
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23 (d)	1,000	991,639

Biotechnology — 1.6%
AbbVie, Inc., 2.50%, 05/14/20 (d)	1,695	1,674,575
Amgen, Inc., 2.20%, 05/22/19 (d)	810	805,535
Gilead Sciences, Inc., 1.95%, 03/01/22	320	304,839

		2,784,949
Capital Markets — 4.5%
Bank of New York Mellon Corp. :
2.15%, 02/24/20 (d)	175	172,834
(3 mo. LIBOR US + 0.634%), 2.66%, 05/16/23 (e)	750	727,807
Charles Schwab Corp., 2.65%, 01/25/23	240	233,620
Credit Suisse AG, 2.30%, 05/28/19 (d)	770	766,299
Credit Suisse Group AG, 3.57%, 01/09/23 (b),(d)	625	612,207
E*TRADE Financial Corp., 2.95%, 08/24/22	280	271,230
Goldman Sachs Group, Inc. :
3.00%, 04/26/22	1,900	1,856,111
(3 mo. LIBOR US + 1.053%), 2.91%, 06/05/23 (e)	500	482,537
Moody’s Corp., 2.75%, 07/15/19 (d)	690	688,586
Morgan Stanley :
2.63%, 11/17/21	500	485,402

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
2.75%, 05/19/22	$460	$445,625
3.13%, 01/23/23	215	209,783
UBS Group Funding Switzerland AG :
2.65%, 02/01/22 (b)	200	192,679
3.49%, 05/23/23 (b),(d)	765	747,875

		7,892,595
Chemicals — 0.9%
Air Liquide Finance SA, 1.75%, 09/27/21 (b)	200	190,304
Dow Chemical Co., 4.25%, 11/15/20	110	112,361
E.I. du Pont de Nemours & Co., 2.20%, 05/01/20	245	241,493
Sherwin-Williams Co., 2.25%, 05/15/20	1,000	983,387

		1,527,545
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 01/20/22 (b)	195	188,609

Consumer Finance — 5.7%
American Express Co., 2.50%, 08/01/22 (d)	1,300	1,246,635
Capital One Financial Corp. :
2.45%, 04/24/19 (d)	1,154	1,150,276
2.50%, 05/12/20	475	468,264
Capital One N.A., 2.25%, 09/13/21	500	479,219
ERAC USA Finance LLC, 2.60%, 12/01/21 (b)	350	339,503
Ford Motor Credit Co. LLC :
2.94%, 01/08/19	400	400,096
2.68%, 01/09/20	510	505,217
8.13%, 01/15/20 (d)	700	749,620
2.43%, 06/12/20	200	196,044
General Motors Financial Co., Inc. :
3.10%, 01/15/19	470	470,442
3.15%, 01/15/20 (d)	610	608,929
3.20%, 07/06/21	920	908,030
3.25%, 01/05/23	105	101,752
Nissan Motor Acceptance Corp. :
2.00%, 03/08/19 (b)	340	338,166
2.25%, 01/13/20 (b),(d)	795	783,698
Synchrony Financial :
3.00%, 08/15/19	900	898,089
2.70%, 02/03/20	250	247,364

		9,891,344
Containers & Packaging — 0.0%
WestRock Co., 3.75%, 03/15/25 (b)	70	68,626

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust :
3.95%, 02/01/22	900	894,690
3.50%, 05/26/22	170	166,285
AXA Equitable Holdings, Inc., 3.90%, 04/20/23 (b)	40	39,685
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (b)	295	280,307
Deutsche Telekom International Finance BV, 2.82%, 01/19/22 (b),(d)	755	733,142
Enel Finance International NV, 2.88%, 05/25/22 (b)	200	190,565
GE Capital International Funding Co., 2.34%, 11/15/20	810	791,759
Hyundai Capital America :
2.40%, 10/30/18 (b)	140	139,794
2.55%, 04/03/20 (b)	215	211,287
Maple Escrow Subsidiary, Inc., 4.06%, 05/25/23 (b)	200	200,488

		3,648,002
Diversified Telecommunication Services — 1.0%
AT&T Inc. :

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
3.20%, 03/01/22	$310	$304,206
3.60%, 02/17/23	580	571,423
Verizon Communications, Inc. :
2.95%, 03/15/22	635	623,226
3.38%, 02/15/25	167	159,865

		1,658,720
Electric Utilities — 1.4%
American Electric Power Co., Inc., 2.95%, 12/15/22	130	126,547
Duke Energy Corp. :
1.80%, 09/01/21	370	354,165
3.95%, 10/15/23	250	252,815
Emera U.S. Finance LP, 2.15%, 06/15/19	235	232,547
Eversource Energy, 2.75%, 03/15/22	415	404,663
Exelon Corp., 2.45%, 04/15/21	255	247,821
FirstEnergy Corp., 2.85%, 07/15/22	159	154,088
Georgia Power Co., 2.00%, 09/08/20	525	512,843
ITC Holdings Corp., 2.70%, 11/15/22	85	81,858

		2,367,347
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 04/01/20	290	285,234

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	225	218,272

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp. :
2.25%, 01/15/22	140	133,845
3.50%, 01/31/23	150	147,553
Crown Castle International Corp. :
3.40%, 02/15/21	615	614,280
2.25%, 09/01/21	315	301,961
3.20%, 09/01/24	385	363,351
HCP, Inc., 3.75%, 02/01/19 (d)	800	802,004
Realty Income Corp., 3.25%, 10/15/22	375	369,177

		2,732,171
Food & Staples Retailing — 1.9%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22 (b)	350	336,394
CVS Health Corp. :
2.25%, 08/12/19	131	129,925
2.80%, 07/20/20	155	153,536
2.13%, 06/01/21 (d)	325	312,420
3.70%, 03/09/23	1,145	1,139,194
Walgreen Co., 3.10%, 09/15/22	200	195,797
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	950	946,018

		3,213,284
Food Products — 1.0%
General Mills, Inc., 3.70%, 10/17/23	75	74,236
Kraft Heinz Foods Co., 2.80%, 07/02/20	255	253,174
Tyson Foods, Inc., 2.25%, 08/23/21	165	158,605
Wm. Wrigley Jr. Co. :
2.90%, 10/21/19 (b),(d)	595	593,490
3.38%, 10/21/20 (b),(d)	595	596,636

		1,676,141
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories :
2.00%, 09/15/18 (d)	615	614,048
3.25%, 04/15/23	385	379,596
Becton Dickinson and Co., 2.40%, 06/05/20	280	274,975
Stryker Corp., 2.00%, 03/08/19	315	313,355

		1,581,974
Health Care Providers & Services — 0.6%
Anthem, Inc., 2.95%, 12/01/22	50	48,560

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc., 2.13%, 03/15/21	$950	$925,775

		974,335
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., 3.95%, 10/15/20	600	609,560
Marriott International, Inc., 3.13%, 10/15/21	1,005	993,776

		1,603,336
Industrial Conglomerates — 0.4%
Roper Technologies, Inc., 2.80%, 12/15/21	130	126,960
Siemens Financieringsmaatschappij NV, 2.70%, 03/16/22 (b)	655	638,185

		765,145
Insurance — 2.2%
AIA Group Ltd., 2.25%, 03/11/19 (b),(d)	500	496,677
American International Group, Inc., 2.30%, 07/16/19 (d)	655	651,037
Aon PLC, 2.80%, 03/15/21	560	550,517
AXIS Specialty Finance PLC, 2.65%, 04/01/19 (d)	736	734,083
Hartford Financial Services Group, Inc., 5.13%, 04/15/22	235	247,999
Marsh & McLennan Cos., Inc., 2.35%, 09/10/19 (d)	100	99,196
MassMutual Global Funding II, 2.00%, 04/15/21 (b),(d)	500	482,813
New York Life Global Funding, 2.00%, 04/13/21 (b)	230	222,201
Pricoa Global Funding I, 2.45%, 09/21/22 (b)	170	163,079
Willis North America, Inc., 3.60%, 05/15/24	135	130,464

		3,778,066
Internet Software & Services — 0.3%
Baidu, Inc., 2.88%, 07/06/22	300	289,018
eBay, Inc., 2.15%, 06/05/20	290	284,926

		573,944
IT Services — 0.7%
Fidelity National Information Services, Inc., 3.63%, 10/15/20	985	991,211
Total System Services, Inc., 3.75%, 06/01/23	145	143,698

		1,134,909
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc., 3.30%, 02/15/22	1,400	1,391,830

Machinery — 0.5%
Caterpillar Financial Services Corp., 2.40%, 06/06/22	500	484,955
John Deere Capital Corp., 2.35%, 01/08/21	195	191,582
Xylem, Inc., 4.88%, 10/01/21	220	230,134

		906,671
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital :
4.46%, 07/23/22	440	445,406
4.50%, 02/01/24	55	54,946
Discovery Communications LLC, 2.95%, 03/20/23	600	573,797
NBCUniversal Enterprise, Inc., (3 mo. LIBOR US + 0.400%), 2.74%, 04/01/21 (a),(b)	300	300,415
Omnicom Group, Inc. / Omnicom Capital, Inc., 4.45%, 08/15/20	465	476,213
Sky PLC, 2.63%, 09/16/19 (b),(d)	1,255	1,246,139
Warner Media LLC, 4.70%, 01/15/21	100	102,923

		3,199,839

Security	Par (000)	Value
Metals & Mining — 0.3%
Anglo American Capital PLC, 4.13%, 04/15/21 (b)	$200	$201,854
Newmont Mining Corp., 3.50%, 03/15/22	190	188,933
Vale Overseas, Ltd., 4.38%, 01/11/22	67	67,803

		458,590
Multi-Utilities — 0.5%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b)	245	244,955
CenterPoint Energy, Inc., 2.50%, 09/01/22	270	259,077
Sempra Energy, (3 mo. LIBOR US + 0.500%), 2.85%, 01/15/21 (a)	220	220,111
WEC Energy Group, Inc., 3.38%, 06/15/21	200	200,568

		924,711
Oil, Gas & Consumable Fuels — 3.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. :
6.25%, 10/15/22	53	54,901
3.50%, 12/01/22	145	141,676
Apache Corp. :
6.90%, 09/15/18	58	58,413
3.25%, 04/15/22	245	240,842
Canadian Natural Resources Ltd., 2.95%, 01/15/23	170	164,017
Devon Energy Corp., 3.25%, 05/15/22	520	511,170
Enbridge Energy Partners LP, 4.38%, 10/15/20	350	356,374
Enbridge, Inc., 2.90%, 07/15/22	225	218,538
Energy Transfer Partners LP :
4.15%, 10/01/20	750	758,561
3.60%, 02/01/23	150	146,546
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20	455	472,881
Enterprise Products Operating LLC, 2.55%, 10/15/19	285	283,076
EOG Resources, Inc., 2.45%, 04/01/20	345	341,104
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	680	678,124
Kinder Morgan, Inc. :
3.05%, 12/01/19	145	144,552
3.15%, 01/15/23	465	448,967
Pioneer Natural Resources Co. :
7.50%, 01/15/20	45	47,855
3.45%, 01/15/21	385	385,780
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	340	355,325
Schlumberger Investment SA, 3.30%, 09/14/21 (b)	500	500,301
Texas Eastern Transmission LP, 2.80%, 10/15/22 (b)	190	181,660
Williams Partners LP, 3.60%, 03/15/22	325	323,412

		6,814,075
Pharmaceuticals — 2.4%
Allergan Finance LLC, 3.25%, 10/01/22	665	646,081
Allergan Funding SCS :
3.00%, 03/12/20 (d)	1,600	1,592,418
3.45%, 03/15/22	975	959,388
Bayer U.S. Finance II LLC :
3.50%, 06/25/21 (b)	200	200,398
3.88%, 12/15/23 (b)	235	235,010
Mylan NV, 2.50%, 06/07/19	69	68,686
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23	545	512,733

		4,214,714
Road & Rail — 2.3%
CSX Corp., 3.70%, 10/30/20	180	181,855

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Road & Rail (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. :
2.50%, 06/15/19 (b)	$320	$318,230
3.05%, 01/09/20 (b)	1,545	1,537,724
3.20%, 07/15/20 (b)	290	289,285
3.38%, 02/01/22 (b)	440	433,686
Ryder System, Inc. :
2.45%, 11/15/18	125	124,925
2.88%, 09/01/20 (d)	948	937,598
3.45%, 11/15/21	225	224,689

		4,047,992
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc., 2.85%, 03/12/20	70	69,657
Broadcom Corp./Broadcom Cayman Finance Ltd. :
3.00%, 01/15/22	579	563,170
2.65%, 01/15/23	70	65,922
Intel Corp., 2.45%, 07/29/20	390	387,501
Lam Research Corp., 2.80%, 06/15/21	1,215	1,194,274
NVIDIA Corp., 2.20%, 09/16/21	750	728,336
QUALCOMM, Inc. :
3.00%, 05/20/22	840	827,337
2.60%, 01/30/23	295	282,090

		4,118,287
Software — 0.6%
CA, Inc., 3.60%, 08/15/22	265	262,441
Oracle Corp., 2.80%, 07/08/21	705	700,385

		962,826
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (b)	53	53,775
Hewlett Packard Enterprise Co. :
2.10%, 10/04/19 (b)	160	157,986
3.60%, 10/15/20	600	602,851
NetApp, Inc., 2.00%, 09/27/19	320	315,533

		1,130,145
Tobacco — 1.2%
BAT Capital Corp., 2.76%, 08/15/22 (b)	200	191,779
Philip Morris International, Inc. :
4.50%, 03/26/20	325	332,643
1.88%, 02/25/21	160	154,909
Reynolds American, Inc., 3.25%, 06/12/20	1,368	1,366,596

		2,045,927
Trading Companies & Distributors — 1.4%
Air Lease Corp. :
2.63%, 09/04/18	35	34,986
3.38%, 01/15/19	125	125,241
3.38%, 06/01/21	155	154,167
2.63%, 07/01/22	650	622,848
GATX Corp., 2.50%, 03/15/19 (d)	1,000	997,638
International Lease Finance Corp., 4.63%, 04/15/21	468	478,288

		2,413,168
Wireless Telecommunication Services — 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC :
3.36%, 09/20/21 (b)	163	160,672
4.74%, 03/20/25 (b)	400	396,920

		557,592
Total Corporate Bonds — 65.4% (Cost: $115,266,604)		113,389,713

Security	Par (000)	Value
Foreign Agency Obligations —2.3%

Austria — (0.5)%
Oesterreichische Kontrollbank AG, 1.50%, 10/21/20	$850	$825,963

Chile — (0.1)%
Empresa Nacional del Petroleo, 5.25%, 8/10/20 (b)	200	204,917

Colombia — (0.6)%
Ecopetrol SA, 7.63%, 7/23/19	955	996,829

Mexico — (0.2)%
Petroleos Mexicanos, 6.00%, 3/05/20	425	438,813

Netherlands — (0.9)%
Bank Nederlandse Gemeenten NV, 1.75%, 10/30/19 (b),(d)	1,500	1,482,436

Total Foreign Agency Obligations — 2.3% (Cost: $3,982,555)		3,948,958

Non-Agency Mortgage-Backed Securities — 11.4%

Collateralized Mortgage Obligations — 0.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.87%, 10/25/34 (c)	2	2,293
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, (1 mo. LIBOR US + 0.740%), 2.83%, 11/25/34 (a)	1	1,049
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 3.50%, 05/20/34 (c)	73	73,412
JP Morgan Trust:
Series 2015-3, Class A5, 3.50%, 05/25/45 (b),(c)	801	796,913
Series 2016-2, Class A1, 2.71%, 06/25/46 (b),(c)	724	716,323

		1,589,990
Commercial Mortgage-Backed Securities — 10.1%
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class B, 3.21%, 04/10/28 (b)	830	826,463
Commercial Mortgage Trust:
Series 2013-CR12, Class A2, 2.90%, 10/10/46	1,714	1,714,063
Series 2013-SFS, Class A1, 1.87%, 04/12/35 (b)	251	243,018
Series 2014-UBS2, Class A2, 2.82%, 03/10/47	1,380	1,379,807
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,110	1,111,386
Series 2015-CR23, Class A2, 2.85%, 05/10/48	3,740	3,729,162
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, (1 mo. LIBOR US + 1.300%), 3.47%, 12/15/34 (a),(b)	186	185,703
GS Mortgage Securities Trust, Series 2013-GC16, Class AAB, 3.81%, 11/10/46	1,500	1,522,817
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 06/15/45	3,000	3,010,933

5

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust,
Series 2007-C6, Class AM, 6.11%, 07/15/40 (c)	$194	$194,054
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45	1,900	1,893,433
Series 2014-CPT, Class A, 3.35%, 07/13/29 (b)	1,300	1,304,353
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM, 6.21%, 02/15/51 (c)	304	312,087
Waldorf Astoria Boca Raton Trust,
Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.42%, 06/15/29 (a),(b)	150	150,045

		17,577,324
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Citigroup Commercial Mortgage Trust,
Series 2015-P1, Class XA, 0.92%, 09/15/48 (c)	5,001	212,114
Commercial Mortgage Trust:
Series 2015-CR23, Class XA, 1.11%, 05/10/48 (c)	2,557	112,707
Series 2015-LC21, Class XA, 0.98%, 07/10/48 (c)	6,336	232,019
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class XA, 1.96%, 01/15/49 (c)	990	95,668

		652,508
Total Non-Agency Mortgage-Backed Securities — 11.4% (Cost: $20,596,248)		19,819,822

U.S. Government Sponsored Agency Securities — 21.0%

Collateralized Mortgage Obligations — 3.2%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	237	248,148
Series 3986, Class M, 4.50%, 09/15/41	257	267,541
Series 4239, Class AB, 4.00%, 12/15/39	706	723,049
Series 4253, Class PA, 3.50%, 08/15/41	561	564,977
Series 4274, Class PN, 3.50%, 10/15/35	449	454,774
Series 4390, Class CA, 3.50%, 06/15/50	445	448,586
Series 4459, Class BN, 3.00%, 08/15/43	855	841,269
Series 4482, Class DH, 3.00%, 06/15/42	478	477,554
Series 4493, Class PA, 3.00%, 02/15/44	653	650,148
Series 4494, Class KA, 3.75%, 10/15/42	785	800,768

		5,476,814
Commercial Mortgage-Backed Securities — 0.4%
Freddie Mac, Series KP03, Class A2, 1.78%, 07/25/19	777	770,464

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.31%, 01/25/22 (c)	1,094	43,123
Freddie Mac, Series KW01, Class X1, 1.12%, 01/25/26 (c)	2,095	122,715

		165,838
Mortgage-Backed Securities — 17.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 12/01/27-07/01/33 (d),(f)	6,716	6,534,871
3.00%, 07/01/33 (f)	10,900	10,836,013
4.00%, 07/01/33 (f)	1,345	1,379,781
4.50%, 09/01/26 (d)	103	106,621

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/19-07/01/25 (d)	$151	$153,251
(12 mo. LIBOR US + 1.578), 2.89%, 07/01/44 (a),(d)	1,064	1,069,791
(12 mo. LIBOR US + 1.590), 2.95%, 10/01/45 (a),(d)	1,956	1,957,554
(12 mo. LIBOR US + 1.590), 3.14%, 06/01/45 (a),(d)	1,347	1,350,570
(12 mo. LIBOR US + 1.695), 2.72%, 07/01/43 (a),(d)	1,812	1,812,331
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/27 (d)	864	845,421
5.00%, 01/01/19-09/01/21 (d)	48	49,021
5.50%, 05/01/22 (d)	80	81,942
(12 mo. LIBOR US + 1.620%), 2.62%, 03/01/45 (a),(d)	1,568	1,564,705
(12 mo. LIBOR US + 1.622%), 3.07%, 05/01/45 (a),(d)	2,319	2,318,362

		30,060,234
Total U.S. Government Sponsored Agency Securities — 21.0% (Cost: $37,001,583)		36,473,350

Total Long-Term Investments — 127.9% (Cost: $225,520,250)		221,802,296

	Shares
Short-Term Securities — 4.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 1.68% (g)	8,368,721	8,368,721

Total Short-Term Securities — 4.8% (Cost: $8,368,721)		8,368,721

Options Purchased — 0.0% (Cost: $39,038)		28,343

Total Investments — 132.7% (Cost: $233,928,009)		230,199,360
Liabilities in Excess of Other Assets — (32.7)%		(56,680,161)

Net Assets — 100.0%		$173,519,199

6

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	2.30%	01/22/18	Open	$213,900	$215,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	02/22/18	Open	1,572,112	1,582,558	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	02/22/18	Open	1,228,937	1,237,103	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	02/22/18	Open	1,165,625	1,173,370	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	02/22/18	Open	1,016,600	1,023,355	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25%	04/10/18	Open	649,463	652,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	04/13/18	Open	950,000	954,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/07/18	Open	324,300	325,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/16/18	Open	1,504,000	1,508,017	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.30%	05/18/18	Open	230,137	230,687	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25%	05/24/18	Open	475,625	476,629	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.30%	05/24/18	Open	721,000	722,560	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.30%	05/24/18	Open	738,356	739,954	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.30%	05/24/18	Open	700,931	702,448	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25%	05/24/18	Open	499,525	500,580	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/24/18	Open	691,840	693,366	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.35%	05/24/18	Open	1,084,760	1,087,165	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/24/18	Open	560,787	562,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/24/18	Open	562,275	563,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	1,179,700	1,181,892	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	457,500	458,350	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	940,000	941,746	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	579,637	580,714	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	581,025	582,104	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	05/30/18	Open	729,750	731,106	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	587,500	588,455	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	942,500	944,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	719,950	721,120	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	617,338	618,342	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	294,938	295,417	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/01/18	Open	764,000	765,242	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	86,000	86,072	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,294,000	1,295,087	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,768,000	1,769,485	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,708,000	1,709,435	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	93,000	93,078	U.S. Government Sponsored Agency Securities	Up to 30 Days

7

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio (Percentages shown are based on Net Assets)

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	$2,177,000	$2,178,829	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,887,000	1,888,585	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,494,000	1,495,255	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	252,000	252,212	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	820,000	820,689	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	1,032,000	1,032,867	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	21,000	21,018	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	490,000	490,412	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	4,000	4,003	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	12,000	12,010	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	81,000	81,068	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	80,000	80,067	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	4,000	4,003	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	356,000	356,299	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	27,000	27,023	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	6,000	6,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	79,000	79,066	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	101,000	101,085	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	63,000	63,053	U.S. Government Sponsored Agency Securities	Up to 30 Days
Citigroup Global Markets, Inc	2.16%	06/15/18	7/17/2018	24,000	24,020	U.S. Government Sponsored Agency Securities	Up to 30 Days

8

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	2.34%	06/18/18	Open	$163,188	$163,326	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/18/18	Open	757,350	757,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/18/18	Open	93,750	93,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/19/18	Open	454,688	455,043	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/19/18	Open	56,400	56,444	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/20/18	Open	1,395,000	1,395,997	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34%	06/20/18	Open	1,631,875	1,633,042	Corporate Bonds	Open/Demand

				$41,795,262	$41,886,040

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	2	09/19/18	$290	$4,872
U.S. Treasury Notes (2 Year)	372	09/28/18	78,800	27,568

				32,440

Short Contracts
U.S. Treasury Notes (10 Year)	57	09/19/18	6,851	(36,158)
U.S. Ultra Treasury Notes (10 Year)	30	09/19/18	3,847	4,397
U.S. Treasury Notes (5 Year)	71	09/28/18	8,067	10,785

				(20,976)

				$11,464

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Put
5-Year Interest Rate Swap, 01/20/27	3.35%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	Deutsche Bank AG	01/18/22	3.35%	$1,735	$28,343

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount		Upfront Premium	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	(000)	Value	Paid	(Depreciation)
3-month LIBOR, 2.34%	Quarterly	0.93%	Semi-annual	N/A		08/05/18	$22,000	$ (32,911)	$ 12	$ (32,923)
3-month LIBOR, 2.34%	Quarterly	1.51%	Semi-annual	N/A		04/21/19	$20,000	(199,436)	91	(199,527)
2.52%	Annual	1-day Overnight Fed Funds Effective Rate, 1.91%	Annual	10/03/18	(a)	06/30/20	$ 5,160	(4,658)	59	(4,717)
2.45%	Annual	1-day Overnight Fed Funds Effective Rate, 1.91%	Annual	10/03/18	(a)	06/30/20	$ 5,260	1,362	61	1,301
1.22%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	N/A		05/18/21	$10,000	464,362	103	464,259
1.30%	Semi-annual	3-month LIBOR, 2.34%	Quarterly	N/A		05/20/21	$10,000	441,801	103	441,698

9

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio

Paid by the Fund		Received by the Fund		Effective		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	(000)	Value		(Depreciation)
3-month LIBOR, 2.34%	Quarterly	2.70%	Semi-annual	01/20/22	(a)	01/20/27	$580	(6,014)	6	(6,020)

								$664,506	$435	$664,071

(a)	Forward swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$48,062,066	$—	$48,062,066
Corporate Bonds(a)	—	113,389,713	—	113,389,713
Capital Trusts(a)	—	108,387	—	108,387
Foreign Agency Obligations	—	3,948,958	—	3,948,958
Non-Agency Mortgage-Backed Securities	—	19,819,822	—	19,819,822
U.S. Government Sponsored Agency Securities	—	36,473,350	—	36,473,350
Short-Term Securities	8,368,721	—	—	8,368,721
Options Purchased:
Interest rate contracts	—	28,343	—	28,343

	$8,368,721	$221,830,639	$—	$230,199,360

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$47,622	$907,258	$—	$954,880
Liabilities:
Interest rate contracts	(36,158)	(243,187)	—	(279,345)

	$11,464	$664,071	$—	$675,535

(a)	See above Schedule of Investments for values in each industry.

(b)	Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value, approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $41,886,040 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

10

Schedule of Investments (unaudited) (continued) June 30, 2018	Series S Portfolio

Asset-Backed Securities
Assets:
Opening Balance, as of March 31, 2018	$609,939
Transfers into Level 3	—
Transfers out of Level 3	(609,939)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	—
Purchases	—
Sales	—

Closing Balance, as of June 30, 2018	$—

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$—

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

11

Item 2 — Controls and Procedures

2(a) —	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: August 22, 2018